UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Diversified Stock Fund	March 31, 2017
(Unaudited)

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (96.3%):
Consumer Discretionary (6.2%):
Advance Auto Parts, Inc.	4,600	$683
Amazon.com, Inc.(a)	650	576
DISH Network Corp.(a)	7,500	476
Dollar Tree, Inc.(a)	5,100	400
		2,135
Consumer Staples (5.8%):
CVS Health Corp.	4,300	338
Philip Morris International, Inc.	5,600	632
Pinnacle Foods, Inc.	6,300	365
The Coca-Cola Co.	8,200	348
The Kroger Co.	11,400	336
		2,019
Energy (4.5%):
Hess Corp.	8,000	386
Occidental Petroleum Corp.	10,230	648
Schlumberger Ltd.	6,670	521
		1,555
Financials (18.3%):
Ally Financial, Inc.	20,000	407
Chubb Ltd.	4,700	640
Huntington Bancshares, Inc.	44,300	593
Morgan Stanley	16,800	720
The Bank of New York Mellon Corp.	19,460	919
The Progressive Corp.	13,570	532
U.S. Bancorp	20,700	1,066
Wells Fargo & Co.	26,300	1,464
		6,341
Health Care (17.0%):
Allergan PLC	3,400	812
Baxter International, Inc.	9,480	492
Bayer AG, ADR	7,600	877
Celgene Corp.(a)	4,300	535
Danaher Corp.	6,930	593
Dentsply Sirona, Inc.	4,000	250
Eli Lilly & Co.	4,600	387
McKesson Corp.	2,300	341
Medtronic PLC	10,020	806
Pfizer, Inc.	23,420	801
		5,894
Industrials (12.1%):
Deere & Co.	2,400	261
Fastenal Co.	12,600	649
Flowserve Corp.	11,300	548
Fortive Corp.	6,365	383
General Dynamics Corp.	6,000	1,123
General Electric Co.	28,600	852
Johnson Controls International PLC	9,165	386
		4,202
Information Technology (21.3%):
Alphabet, Inc., Class C(a)	1,547	1,283
Apple, Inc.	6,240	896
Cisco Systems, Inc.	25,300	855
Cognizant Technology Solutions Corp., Class A(a)	11,500	684
Harris Corp.	4,400	490
HP, Inc.	25,600	458
Microsoft Corp.	19,100	1,258
PayPal Holdings, Inc.(a)	12,400	533
Visa, Inc., Class A	7,640	679
Xilinx, Inc.	3,900	226
		7,362
Materials (6.8%):
Potash Corp. of Saskatchewan, Inc.	43,700	746
PPG Industries, Inc.	7,300	767
Praxair, Inc.	7,200	854
		2,367
Real Estate (4.3%):
American Tower Corp.	3,400	413
CBRE Group, Inc., Class A(a)	19,500	678
Simon Property Group, Inc.	2,300	396
		1,487
Total Common Stocks (Cost $27,809)		33,362

Total Investments (Cost $27,809) - 96.3%		33,362
Other assets in excess of liabilities - 3.7%		1,296
NET ASSETS - 100.0%		$34,658

(a)         Non-income producing security.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

1. Federal Tax Information:

At March 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows (in thousands):

	Cost of Investments	Gross	Gross	Net Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
Portfolio	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$27,877	$6,040	$(555)	$5,485

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of nine funds. The accompanying Schedule of Portfolio Investments is that of the Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended March 31, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is disclosed in the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 – Quoted Prices	Total
Common Stocks	$33,362	$33,362

There were no transfers between Level 1 and Level 2 as of March 31, 2017.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

a return from the collateral. The Fund pays various fees in connection with the investment of cash collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

For the period ended March 31, 2017, the Fund had no securities on loan.

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Fund’s financial statements. The adoption will have no effect on the Fund’s net assets or results of operations.

3. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
High Yield VIP Series	March 31, 2017
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (1.9%)
Consumer Discretionary (1.0%):
Gray Television, Inc.(a)	13,000	$188,500
Hanesbrands, Inc.	8,900	184,764
		373,264
Energy (0.6%):
Sanchez Energy Corp.(a)	26,000	248,040

Health Care (0.3%):
Acadia Healthcare Co., Inc.(a)	2,850	124,260
Total Common Stocks (Cost $778,145)		745,564

Senior Secured Loans (12.4%)
Bass Pro Group LLC, Term Loan B , 5.97%, 12/16/23(b)	$500,000	480,940
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan , 8.50%, 2/3/25(b)	650,000	633,100
Caesars Entertainment Resort Properties LLC, Term Loan B , 7.00%, 10/11/20, Callable 5/6/17 @ 100(b)	494,898	497,066
Chesapeake Energy Corp., Term Loan , 8.55%, 8/23/21(b)	600,000	638,250
DigitalGlobe, Inc., 1st Lien Term Loan B , 3.91%, 1/15/24, Callable 6/22/17 @ 100(b)	500,000	501,565
DTI Holdco, Inc., 2016 Term Loan B , 6.29%, 9/30/23, Callable 9/30/17 @ 100(b)	598,500	590,271
Gates Global LLC, Term Loan B , 4.25%, 7/6/21, Callable 5/6/17 @ 100(b)	482,259	482,621
PCI Pharma Services, 2nd Lien Term Loan , 9.75%, 6/24/24(b)	400,000	394,000
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 3.75%, 2/5/23, Callable 8/7/17 @ 100(b)	668,325	670,623
Total Senior Secured Loans (Cost $4,845,886)		4,888,436

Corporate Bonds (79.2%)
Consumer Discretionary (22.0%):
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27, Callable 5/15/22 @ 103.06 (c)	500,000	504,375
American Axle & Manufacturing Holdings, Inc., 7.75%, 11/15/19	500,000	550,000
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	500,000	535,000
Century Communities, Inc., 6.88%, 5/15/22, Callable 5/15/17 @ 105.16 (c)	500,000	520,000
Chester Downs & Marina LLC, 9.25%, 2/1/20, Callable 5/8/17 @ 102.31 (c)	500,000	511,250
CSC Holdings LLC, 5.50%, 4/15/27, Callable 4/15/22 @ 102.75 (c)	500,000	508,125
Golden Nugget Escrow, Inc., 8.50%, 12/1/21, Callable 12/1/17 @ 104.25 (c)	400,000	424,000
Guitar Center, Inc., 6.50%, 4/15/19, Callable 5/8/17 @ 101.63 (c)	500,000	420,000
Jacobs Entertainment, Inc., 7.88%, 2/1/24, Callable 2/1/20 @ 105.91 (c)	500,000	514,375
Jo-Ann Stores LLC, 9.75%, 10/15/19, Callable 5/8/17 @ 100 (c)(d)	500,000	483,750
Party City Holdings, Inc., 2015 Term Loan, 6.13%, 8/15/23, Callable 8/15/18 @ 103.06 (c)(d)	400,000	405,000
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 5/15/17 @ 104.97	600,000	562,500
Tribune Media Co., 5.88%, 7/15/22, Callable 7/15/18 @ 102.94	500,000	521,250
Universal Hospital Services, Inc., 7.63%, 8/15/20, Callable 5/8/17 @ 103.81	600,000	597,000
William Lyon Homes, Inc., 5.88%, 1/31/25, Callable 1/31/20 @ 102.94 (c)	500,000	503,750
Woodside Homes Co. LLC, 6.75%, 12/15/21, Callable 5/3/17 @ 105.06 (c)	600,000	627,000

See notes to schedule of investments.

Security Description	Principal Amount	Value
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	$550,000	$478,500
		8,665,875
Consumer Staples (10.0%):
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (c)	250,000	254,450
Dean Foods Co., 6.50%, 3/15/23, Callable 3/15/18 @ 104.88 (c)	500,000	521,250
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (c)	500,000	498,750
High Ridge Brands Co., 8.88%, 3/15/25, Callable 3/15/20 @ 104.44 (c)	330,000	336,600
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/23, Callable 8/15/18 @ 106.75 (c)	500,000	508,750
NBTY, Inc., 7.63%, 5/15/21, Callable 5/15/18 @ 103.81 (c)	500,000	526,250
Post Holdings, Inc., 7.75%, 3/15/24, Callable 9/15/18 @ 105.81 (c)	500,000	551,355
Simmons Foods, Inc., 7.88%, 10/1/21, Callable 10/1/17 @ 105.91 (c)	357,000	374,850
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22, Callable 6/15/18 @ 106 (c)	500,000	410,000
		3,982,255
Energy (16.6%):
Calumet Specialty Products Partners LP
6.50%, 4/15/21, Callable 5/8/17 @ 103.25	500,000	423,125
7.63%, 1/15/22, Callable 1/15/18 @ 103.81	750,000	631,875
Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106 (c)	330,000	330,000
CITGO Petroleum Corp., 6.25%, 8/15/22, Callable 8/15/17 @ 104.69 (c)	750,000	759,374
Continental Resources, 4.90%, 6/1/44, Callable 12/1/43 @ 100	130,000	111,800
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	818,000	593,050
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100	750,000	566,250
Noble Holding International Ltd., 6.20%, 8/1/40	800,000	576,000
Oasis Petroleum, Inc., 6.88%, 3/15/22, Callable 9/15/17 @ 103.44	130,000	133,250
Peabody Energy Corp., 6.38%, 3/31/25, Callable 3/31/20 @ 104.78 (c)	500,000	497,500
Rowan Companies, Inc., 4.88%, 6/1/22, Callable 3/1/22 @ 100	700,000	668,500
Sanchez Energy Corp., 6.13%, 1/15/23, Callable 7/15/18 @ 103.06 (d)	454,000	421,085
Transocean, Inc., 6.80%, 3/15/38 (d)	800,000	658,000
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100	170,000	168,300
		6,538,109
Health Care (8.4%):
Change Health/Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88 (c)	460,000	471,500
Kindred Healthcare, Inc., 8.00%, 1/15/20	500,000	508,125
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/15/17 @ 103.31 (c)	500,000	465,000
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23, Callable 5/1/19 @ 106.19 (c)	320,000	341,440
Surgery Center Holdings, Inc., 8.88%, 4/15/21, Callable 4/15/18 @ 106.66 (c)	400,000	423,000
Tenet Healthcare Corp., 8.13%, 4/1/22	500,000	521,875
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (c)	500,000	570,625
		3,301,565
Industrials (12.8%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (c)	500,000	430,000
Apex Tool Group LLC, 7.00%, 2/1/21, Callable 5/8/17 @ 103.5 (c)	500,000	452,500
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (c)	330,000	337,838
Builders FirstSource, Inc., 10.75%, 8/15/23, Callable 8/15/18 @ 108.06 (c)	500,000	581,250
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	500,938
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	400,000	461,000
Navistar International Corp., 8.25%, 11/1/21, Callable 5/8/17 @ 101.38	500,000	499,995

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
StandardAero Business Aviation Services LLC, 10.00%, 7/15/23, Callable 7/15/18 @ 107.5 (c)	$500,000	$536,250
TransDigm, Inc., 6.38%, 6/15/26, Callable 6/15/21 @ 103.19	400,000	400,236
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/8/17 @ 102.44	500,000	482,500
XPO Logistics, Inc., 6.13%, 9/1/23, Callable 9/1/19 @ 103.06 (c)	330,000	343,200
		5,025,707
Information Technology (2.7%):
First Data Corp., 7.00%, 12/1/23, Callable 12/1/18 @ 103.5 (c)	500,000	536,250
Hughes Satellite Systems Corp., 6.63%, 8/1/26 (c)	500,000	511,250
		1,047,500
Materials (1.3%):
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24, Callable 5/15/19 @ 105.44 (c)	170,000	181,900
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5 (c)	340,000	343,825
		525,725
Telecommunication Services (4.4%):
Intelsat Jackson Holding, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (c)	500,000	530,000
Sprint Corp., 7.13%, 6/15/24	600,000	640,500
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (c)	500,000	547,500
		1,718,000
Utilities (1.0%):
GenOn Escrow Corp., 9.50%, 10/15/18	600,000	394,500
Total Corporate Bonds (Cost $30,827,357)		31,199,236

Collateral for Securities Loaned (4.6%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.61%(e)	1,410,018	1,410,018
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.58%(e)	387,879	387,879
Total Collateral for Securities Loaned (Cost $1,797,897)		1,797,897
Total Investments (Cost $38,249,285) — 98.1%		38,631,133
Other assets in excess of liabilities — 1.9%		745,982
NET ASSETS - 100.00%		$39,377,115

(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $18,594,082 and amounted to 47.2% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LLC—Limited Liability Co.
LP—Limited Partnership
PLC—Public Liability Co.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
INCORE Investment Quality Bond VIP Series	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (3.4%)
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(a)(b)	$4,000,000	$4,019,347
CarMax Auto Owner Trust , Series 15-3, Class B, 2.28%, 4/15/21, Callable 10/15/19 @ 100	3,225,000	3,231,098
Dominos Pizza Master Issuer LLC , Series 12-1A, Class A2, 5.22%, 1/25/42(a)(b)	3,929,975	3,981,194
Drive Auto Receivables Trust , Series 17-BA, Class B, 2.20%, 5/15/20, Callable 9/15/20 @ 100(b)	2,640,000	2,639,729
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	4,373,494	4,377,758
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 3/15/20 @ 100(a)	7,365,000	7,374,304
Total Asset Backed Securities (Cost $25,553,817)		25,623,430

Collateralized Mortgage Obligations (2.9%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.23%, 2/10/51(a)(c)	1,202,411	1,221,197
Bear Stearns Commercial Mortgage Securities Trust , Series 2007-PW16, Class AM, 5.77%, 6/11/40(a)(c)	711,399	712,899
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)(b)	4,500,000	4,844,398
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.65%, 1/10/45(b)(c)	3,250,000	3,595,688
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 5.94%, 4/17/45(a)(c)	145,946	145,685
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	6,000,000	6,104,488
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49(a)	1,334,392	1,342,275
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,490,712
Total Collateralized Mortgage Obligations (Cost $22,504,738)		21,457,342

Residential Mortgage Backed Securities (2.1%)
Ameriquest Mortgage Securities, Inc. , Series 03-5, Class A6, 5.04%, 4/25/33, Callable 4/25/17 @ 100(c)	217,341	219,320
Banc of America Alternative Loan Trust , Series 04-1, Class 2A-1, 6.00%, 2/25/34, Callable 4/25/17 @ 100(a)	1,419,530	1,447,958
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.25%, 10/25/33, Callable 4/25/17 @ 100(a)(c)	1,864,365	1,857,830
Countrywide Home Loans, Inc. , Series 02-19, Class 1A1, 6.25%, 11/25/32, Callable 4/25/17 @ 100	230,214	237,687
Credit Suisse First Boston Mortgage Securities Corp. , Series 02-HE16, Class M1, 2.30%, 10/25/32, Callable 4/25/17 @ 100(c)	1,345,407	1,312,652
GSR Mortgage Loan Trust , Series 04-10F, Class 6A1, 5.00%, 9/25/34, Callable 4/25/17 @ 100	602,607	601,515
JPMorgan Mortgage Trust , Series 16-4, Class A5, 3.50%, 10/25/46, Callable 8/25/35 @ 100(b)(c)	2,295,705	2,337,135
JPMorgan Mortgage Trust , Series 05-A3, Class 11A2, 3.31%, 6/25/35, Callable 6/25/17 @ 100(a)(c)	2,285,556	2,318,137
JPMorgan Mortgage Trust , Series 04-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/24 @ 100(a)	310,798	314,889

See notes to schedule of investments.

Security Description	Principal Amount	Value
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 3A1, 3.05%, 11/21/34, Callable 11/21/20 @ 100(c)	$1,473,817	$1,504,204
Prime Mortgage Trust , Series 04-2, Class A3, 5.25%, 11/25/19, Callable 4/25/17 @ 100(a)	87,690	88,444
Residential Funding Mortgage Securities I, Inc. , Series 05-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/17 @ 100(a)	281,853	284,007
Structured Asset Securities Corp. , Series 04-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/17 @ 100(a)(c)	9,349	9,477
Structured Asset Securities Corp. , Series 04-20, Class 7A1, 5.25%, 11/25/34, Callable 4/25/17 @ 100(a)	631,269	638,160
Wells Fargo Mortgage Backed Securities Trust , Series 05-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/17 @ 100(a)	124,596	126,494
Wells Fargo Mortgage Backed Securities Trust , Series 04-Y, Class 3A1, 3.04%, 11/25/34, Callable 4/25/17 @ 100(a)(c)	1,959,206	1,967,465
Wells Fargo Mortgage Backed Securities Trust , Series 04-6, Class A4, 5.50%, 6/25/34, Callable 4/25/17 @ 100	600,786	610,994
Total Residential Mortgage Backed Securities (Cost $15,836,057)		15,876,368

Corporate Bonds (51.4%)

Consumer Discretionary (4.5%):
21st Century Fox America, Inc., 6.15%, 2/15/41	3,000,000	3,582,251
AMC Networks, Inc., 5.00%, 4/1/24, Callable 4/1/20 @ 102.5	1,870,000	1,870,000
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	2,765,000	2,471,810
BorgWarner, Inc., 4.63%, 9/15/20 (a)	1,500,000	1,603,451
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	2,110,000	2,135,219
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	2,035,000	2,282,735
Dish DBS Corp., 5.00%, 3/15/23	1,480,000	1,487,400
Hasbro, Inc., 6.35%, 3/15/40	3,655,000	4,280,886
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	2,886,000	2,989,489
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	4,787,000	4,953,238
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	2,475,000	2,176,800
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (b)	1,633,000	1,669,743
Time Warner Cable, Inc., 5.85%, 5/1/17 (a)	2,000,000	2,006,142
		33,509,164
Consumer Staples (4.8%):
Ingredion, Inc., 3.20%, 10/1/26, Callable 7/1/26 @ 100	1,585,000	1,549,727
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	5,760,000	5,660,254
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	4,890,000	5,225,122
3.00%, 11/15/20	3,000,000	3,057,996
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	1,450,000	1,506,608
Reynolds American, Inc.
4.85%, 9/15/23	2,750,000	2,983,871
5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,097,948
The Kraft Heinz Co., 2.00%, 7/2/18	4,500,000	4,511,178
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (b)	2,455,000	2,507,169
Whole Foods Market, Inc., 5.20%, 12/3/25, Callable 9/3/25 @ 100	6,535,000	6,945,143
		36,045,016
Energy (4.0%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	2,667,000	2,694,526
BP Capital Markets PLC, 4.50%, 10/1/20 (a)	2,600,000	2,790,466
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	731,200	764,835

See notes to schedule of investments.

Security Description	Principal Amount	Value
EQT Corp., 4.88%, 11/15/21	$4,600,000	$4,944,177
Marathon Petroleum Corp.
6.50%, 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,422,221
5.85%, 12/15/45, Callable 6/15/45 @ 100	1,695,000	1,691,203
Oceaneering International, Inc., 4.65%, 11/15/24, Callable 8/15/24 @ 100	4,021,000	4,047,933
Sinopec Group Overseas Development (2014) Ltd., 1.75%, 4/10/17 (b)	2,779,000	2,778,978
Valero Energy Corp.
3.40%, 9/15/26, Callable 6/15/26 @ 100	1,840,000	1,757,743
6.63%, 6/15/37	2,750,000	3,254,963
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	3,675,000	3,784,934
		29,931,979
Financials (15.6%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,362,616
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	2,073,000	2,111,404
Aspen Insurance Holding Ltd., 4.65%, 11/15/23	6,752,000	7,197,916
Bank of America Corp.
2.00%, 1/11/18, MTN	3,000,000	3,007,668
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,411,783
4.18%, 11/25/27, Callable 11/25/26 @ 100	3,330,000	3,342,101
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,571,698
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	1,095,000	1,101,304
4.20%, 10/29/25, Callable 9/29/25 @ 100	3,845,000	3,860,334
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,605,317
Citigroup, Inc.
4.50%, 1/14/22 (a)	4,700,000	5,029,804
4.13%, 7/25/28	1,250,000	1,229,186
Credit Suisse AG (New York) Branch, 5.30%, 8/13/19	2,200,000	2,359,049
Daimler Finance North America LLC, 1.50%, 5/18/18 (b)(c)	5,000,000	5,015,560
General Motors Financial Co., Inc.
2.63%, 7/10/17 (a)	3,500,000	3,509,863
3.25%, 5/15/18 (a)	3,500,000	3,548,076
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,428,440
JPMorgan Chase & Co.
6.30%, 4/23/19	3,000,000	3,258,765
3.38%, 5/1/23 (a)	6,700,000	6,710,967
5.40%, 1/6/42	1,624,000	1,892,798
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,532,321
Morgan Stanley
5.95%, 12/28/17 (a)	4,000,000	4,124,620
3.75%, 2/25/23 (a)	3,000,000	3,098,112
3.13%, 7/27/26, MTN	2,750,000	2,624,806
Petroleos Mexicanos, 5.75%, 3/1/18	1,251,000	1,289,156
PNC Financial Services Group, Inc.
1.80%, 11/5/18, Callable 10/6/18 @ 100	5,000,000	5,005,115
2.15%, 4/29/21, Callable 3/30/21 @ 100	4,500,000	4,455,792
Regions Bank, 7.50%, 5/15/18 (a)	4,000,000	4,235,160
Skandinaviska Enskilda Banken AB, 1.75%, 3/19/18 (b)	5,250,000	5,250,063
SVB Financial Group, 3.50%, 1/29/25	961,000	939,264
The Goldman Sachs Group, Inc.
2.35%, 11/15/21, Callable 11/15/20 @ 100	4,540,000	4,446,399
5.75%, 1/24/22 (a)	2,750,000	3,093,420
Wells Fargo & Co., 4.90%, 11/17/45 (a)	1,850,000	1,928,860
		117,577,737

See notes to schedule of investments.

Security Description	Principal Amount	Value
Health Care (4.1%):
Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	$2,705,000	$2,701,597
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	2,755,000	2,623,925
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	1,825,000	1,771,420
Biogen, Inc., 4.05%, 9/15/25, Callable 6/15/25 @ 100	4,595,000	4,761,527
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	650,000	693,688
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	2,249,000	2,271,490
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	2,641,000	2,754,436
Express Scripts Holding Co., 4.80%, 7/15/46, Callable 1/15/46 @ 100	1,375,000	1,317,377
Fresenius Medical Care US Finance, Inc., 6.88%, 7/15/17	1,500,000	1,520,625
Gilead Sciences, Inc., 4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,602,573
HCA Holdings, Inc., 6.25%, 2/15/21	2,220,000	2,396,212
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	2,080,000	2,126,769
		31,541,639
Industrials (3.3%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	2,900,000	2,977,729
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	1,085,000	1,098,250
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	3,165,000	3,287,425
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,448,803
Lockheed Martin Corp., 1.85%, 11/23/18	5,000,000	5,013,855
Northrop Grumman Corp., 7.75%, 6/1/29 (a)	500,000	673,156
Owens Corning, 4.20%, 12/15/22, Callable 9/15/22 @ 100 (a)	2,400,000	2,510,369
Roper Technologies, Inc., 3.80%, 12/15/26, Callable 9/15/26 @ 100	1,840,000	1,848,074
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,428,976
Wabtec Corp., 3.45%, 11/15/26, Callable 8/15/26 @ 100 (b)	4,090,000	3,977,288
		25,263,925
Information Technology (4.2%):
Activision Blizzard, Inc.
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (b)	3,841,000	4,157,882
3.40%, 9/15/26, Callable 6/15/26 @ 100 (b)	1,835,000	1,791,911
CA, Inc., 4.50%, 8/15/23, Callable 5/15/23 @ 100	2,330,000	2,430,656
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (b)	2,404,000	2,431,045
Juniper Networks, Inc.
4.60%, 3/15/21	2,340,000	2,494,899
5.95%, 3/15/41	2,425,000	2,595,829
NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	3,660,000	3,550,039
The Western Union Co., 3.60%, 3/15/22, Callable 2/15/22 @ 100	7,400,000	7,452,770
Total System Services, Inc., 4.80%, 4/1/26, Callable 1/1/26 @ 100	3,757,000	4,044,151
		30,949,182
Materials (3.0%):
Anglo American Capital PLC, 2.63%, 9/27/17 (a)(b)	4,000,000	4,000,000
Ecolab, Inc., 2.00%, 1/14/19	1,160,000	1,167,759
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	1,800,000	1,895,792
Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	1,655,000	1,654,012
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	1,335,000	1,517,266
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	4,275,000	4,461,258
Rock-Tenn Co., 4.90%, 3/1/22	3,200,000	3,465,126
West Fraser Timber Co., 4.35%, 10/15/24, Callable 7/15/24 @ 100 (b)	1,650,000	1,579,420
Westlake Chemical Corp., 3.60%, 8/15/26, Callable 5/15/26 @ 100 (b)	2,628,000	2,573,637
		22,314,270

See notes to schedule of investments.

Security Description	Principal Amount	Value
Real Estate (2.7%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	$1,590,000	$1,526,489
Crown Castle Towers LLC, 6.11%, 1/15/40, Callable 7/15/19 @ 100 (a)(b)	5,800,000	6,280,027
CubeSmart LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	2,835,000	2,662,910
DDR Corp., 4.75%, 4/15/18, Callable 2/14/18 @ 100	2,000,000	2,045,324
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	2,145,000	2,119,380
SBA Tower Trust
2.24%, 4/15/43, Callable 5/8/17 @ 100 (b)	1,050,000	1,050,133
3.16%, 10/15/45, Callable 10/15/19 @ 100 (b)	3,000,000	3,015,300
Welltower, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	1,861,000	1,958,098
		20,657,661
Telecommunication Services (2.3%):
AT&T, Inc.
2.30%, 3/11/19 (a)	9,000,000	9,043,749
6.30%, 1/15/38 (a)	2,200,000	2,527,974
Verizon Communications, Inc., 5.25%, 3/16/37	5,360,000	5,541,543
		17,113,266
Utilities (2.9%):
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,402,795
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	3,527,000	3,624,244
Iberdrola International BV
6.75%, 9/15/33	373,000	437,042
6.75%, 7/15/36	783,000	981,800
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	791,692
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,746,063
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,274,787
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	2,675,000	2,793,936
South Carolina Electric & Gas Co., 4.60%, 6/15/43, Callable 12/15/42 @ 100	2,355,000	2,334,439
Southern Power Co., 1.85%, 12/1/17	5,000,000	5,004,919
		21,391,717
Total Corporate Bonds (Cost $387,120,250)		386,295,556

U.S. Government Mortgage Backed Agencies (25.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	2,689,948	2,949,084
5.50%, 9/15/35 (a)	606,341	613,376
7.00%, 9/1/38 (a)	95,819	111,392
4.00%, 1/1/41 (a)	2,365,625	2,491,117
4.50%, 1/1/41 - 7/1/44	21,308,272	22,919,429
		29,084,398
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
Series 14-DN1, Class M23.18%, 2/25/24	4,500,000	4,628,242

Federal National Mortgage Assoc.
6.00%, 8/1/21 - 2/1/37	3,707,000	4,180,852
5.00%, 4/1/23 - 12/1/39	2,145,576	2,341,666
7.50%, 12/1/29	66,929	79,161
8.00%, 1/1/30 - 9/1/30	35,380	41,167
7.00%, 2/1/32 - 6/1/32	55,641	64,891
3.26%, 12/1/36 (a)	201,259	209,938

See notes to schedule of investments.

Security Description	Principal Amount	Value
5.50%, 1/1/38 - 2/1/39 (a)	$1,409,081	$1,571,755
4.50%, 12/1/38 - 2/1/47 (a)	4,930,728	5,301,691
4.00%, 9/1/40 - 3/1/46	40,633,344	42,773,447
3.50%, 2/1/46 - 8/1/46	53,916,741	55,183,253
3.00%, 8/1/46 - 2/1/47	44,199,891	43,897,333
3.94%, 8/1/46 (a)	157,358	157,939
		155,803,093
Government National Mortgage Assoc.
6.00%, 10/15/32 - 12/15/33	173,481	201,696
		201,696
Total U.S. Government Mortgage Backed Agencies (Cost $193,057,304)		189,717,429

U.S. Treasury Obligations (4.7%)
U.S. Treasury Bonds
5.38%, 2/15/31	1,331,000	1,777,248
2.88%, 5/15/43 (a)	13,689,000	13,328,063
3.63%, 2/15/44	11,556,000	12,875,915
3.00%, 11/15/45	7,481,000	7,434,827
Total U.S. Treasury Obligations (Cost $36,225,172)		35,416,053
Total Investments (Cost $680,297,338) — 89.8%		674,386,178
Other assets in excess of liabilities — 10.2%		76,907,585
NET ASSETS - 100.00%		$751,293,763

(a)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $82,475,294 and amounted to 11.0% of net assets.

(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.

LLC—Limited Liability Co.
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
2-Year U.S. Treasury Note Future	356	6/30/17	$77,057,312	$69,031
5-Year U.S. Treasury Note Future	130	6/30/17	15,304,453	35,687
10-Year U.S. Treasury Note Future	254	6/21/17	31,638,875	117,308
30-Year U.S. Treasury Bond Future	14	6/21/17	2,111,813	11,594
				$233,620

See notes to schedule of investments.

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

As of March 31, 2017, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 27	Goldman Sachs	12/20/21	3.09%	$43,560,000	5.00%	$3,496,477	$1,401,543	$2,094,934
CDX North America Investment Grade 5 Year; Series 27	Goldman Sachs	12/20/21	5.85	8,000,000	1.00	150,957	102,454	48,503
						$3,647,434	$1,503,997	$2,143,437

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
INCORE Low Duration Bond VIP Series	March 31, 2017
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (15.1%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 6/15/18 @ 100	$1,000,000	$1,003,597
Ally Master Owner Trust , Series 12-4, Class A, 1.72%, 7/15/19	1,678,000	1,679,832
Ally Master Owner Trust , Series 12-5, Class A, 1.54%, 9/15/19	2,000,000	2,001,448
American Express Credit Account Master Trust , Series 13-1, Class A, 1.33%, 2/16/21(a)(b)	1,800,000	1,805,665
American Express Credit Account Master Trust , Series 2014-1, Class B, 1.41%, 12/15/21(a)	2,100,000	2,106,681
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 9/8/19 @ 100	1,675,000	1,695,306
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 9/8/20 @ 100	1,635,000	1,615,009
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(b)(c)	1,250,000	1,256,046
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19(b)(c)	2,700,000	2,699,594
Bank of America Credit Card Trust , Series 07-A4, Class A4, 0.95%, 11/15/19(a)(b)	3,000,000	2,999,998
CarMax Auto Owner Trust , Series 15-2, Class A3, 1.37%, 3/16/20, Callable 6/15/19 @ 100	1,913,208	1,911,446
Chase Issuance Trust , Series 15-A7, Class A7, 1.62%, 7/15/20	2,000,000	2,002,017
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 12/15/20 @ 100(c)	1,700,000	1,669,820
Citibank Credit Card Issuance Trust , Series 14-A4, Class A4, 1.23%, 4/24/19	2,322,000	2,322,138
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 9/15/18 @ 100(b)	1,000,000	1,001,272
Dominos Pizza Master Issuer LLC , Series 12-1A, Class A2, 5.22%, 1/25/42(b)(c)	722,422	731,837
First Investors Auto Owner Trust , Series 15-2A, Class A2, 1.59%, 12/16/19, Callable 11/15/19 @ 100(c)	283,310	283,420
GM Financing Automobile Leasing Trust , Series 16-3, Class B, 1.97%, 5/20/20, Callable 7/20/19 @ 100	2,000,000	1,986,665
Golden Credit Card Trust , Series 15-3A, Class A, 1.33%, 7/15/19(a)(c)	2,400,000	2,401,389
Hyundai Auto Receivables Trust , Series 13-A, Class B, 1.13%, 9/17/18, Callable 5/15/17 @ 100	970,711	970,430
Kubota Credit Owner Trust , Series 14-1A, Class A3, 1.16%, 5/15/18, Callable 2/15/18 @ 100(b)(c)	541,061	540,985
Mercedes-Benz Auto Lease Trust , Series 15-B, Class A2A, 1.00%, 1/16/18, Callable 2/15/18 @ 100	54,005	53,991
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 7/15/18 @ 100	1,100,000	1,100,808
Nissan Auto Receivables Owner Trust , Series 15-B, Class A3, 1.34%, 3/16/20, Callable 12/15/19 @ 100	2,000,000	1,997,226
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 3/15/20 @ 100(b)	2,770,000	2,773,499
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22	1,150,000	1,154,224

See notes to schedule of investments.

Security Description	Principal Amount	Value
Toyota Auto Receivables Owner Trust , Series 16-A, Class A3, 1.25%, 3/16/20, Callable 11/15/19 @ 100	$1,600,000	$1,595,906
Total Asset Backed Securities (Cost $43,443,797)		43,360,249

Collateralized Mortgage Obligations (5.3%)
Banc of America Commercial Mortgage Trust , Series 2008-1, Class A4, 6.23%, 2/10/51(a)(b)	1,402,813	1,424,729
Banc of America Commercial Mortgage Trust , Series 2007-3, Class AM, 5.76%, 6/10/49(a)(b)	705,470	706,018
Bear Stearns Commercial Mortgage Securities Trust , Series 2007-PW16, Class AM, 5.77%, 6/11/40(a)(b)	121,089	121,345
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47	2,200,000	2,238,371
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 5/15/20 @ 100(c)	2,500,000	2,507,296
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,900,000	1,931,799
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	734,107	745,268
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46	1,541,761	1,567,584
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2006-LDP7, Class AM, 5.94%, 4/17/45(a)(b)	37,601	37,533
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(b)	1,500,000	1,526,122
Morgan Stanley BAML Trust , Series 2013-C8, Class A2, 1.69%, 12/15/48(b)	135,835	135,820
Morgan Stanley Capital I Trust , Series 2007-IQ16, Class A4, 5.81%, 12/12/49(b)	744,639	749,037
Wells Fargo Commercial Mortgage Trust , Series 2012-LC5, Class A2, 1.84%, 10/15/45	1,510,000	1,510,632
Total Collateralized Mortgage Obligations (Cost $15,608,141)		15,201,554

Residential Mortgage Backed Securities (6.2%)
Ameriquest Mortgage Securities, Inc. , Series 03-5, Class A6, 5.04%, 4/25/33, Callable 4/25/17 @ 100(a)	19,929	20,111
Banc of America Funding Corp. , Series 05-D, Class A1, 3.10%, 5/25/35, Callable 9/25/27 @ 100(a)(b)	494,163	504,451
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.54%, 11/25/33, Callable 4/25/17 @ 100(a)(b)	411,752	411,125
Bear Stearns Alt-A Trust , Series 04-6, Class 1A, 1.62%, 7/25/34, Callable 4/25/17 @ 100(a)(b)	345,773	339,748
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.25%, 10/25/33, Callable 4/25/17 @ 100(a)(b)	790,085	787,316
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.10%, 2/25/37, Callable 1/25/27 @ 100(a)(b)	131,018	130,995
Countrywide Home Loans, Inc. , Series 02-19, Class 1A1, 6.25%, 11/25/32, Callable 4/25/17 @ 100	13,744	14,190
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.19%, 11/25/34, Callable 4/25/17 @ 100(a)(b)	733,985	742,692
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 11/25/17 @ 100	44,716	45,179
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-8, Class 2A1, 5.00%, 4/25/18, Callable 4/25/17 @ 100(b)	7,248	7,301

See notes to schedule of investments.

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18(b)	$13,401	$13,380
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 11/15/21 @ 100(c)	885,000	890,913
GSR Mortgage Loan Trust , Series 05-AR6, Class 1A1, 3.15%, 9/25/35, Callable 10/25/17 @ 100(a)(b)	438,358	452,296
JP Morgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 10/25/23 @ 100(a)(c)	3,031,970	3,046,981
JP Morgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 6/25/43 @ 100(a)(c)	1,234,507	1,260,643
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 6/25/32 @ 100(a)(c)	1,792,051	1,825,512
JPMorgan Mortgage Trust , Series 16-4, Class A5, 3.50%, 10/25/46, Callable 8/25/35 @ 100(a)(c)	918,282	934,854
JPMorgan Mortgage Trust , Series 04-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/24 @ 100(b)	20,407	20,676
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.12%, 11/25/33, Callable 3/25/24 @ 100(a)(b)	176,694	180,175
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.29%, 2/25/35, Callable 4/25/17 @ 100(a)(b)	158,332	160,663
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/17 @ 100(b)	9,523	9,738
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 2A1, 3.06%, 4/21/34, Callable 11/21/20 @ 100(a)(b)	251,345	257,766
Merrill Lynch Mortgage Investors Trust , Series 05-A2, Class A2, 2.98%, 2/25/35, Callable 2/25/18 @ 100(a)(b)	605,469	613,858
MLCC Mortgage Investors, Inc. , Series 04-B, Class A1, 1.48%, 5/25/29, Callable 4/25/17 @ 100(a)(b)	431,003	419,881
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 1.26%, 11/25/35, Callable 2/25/18 @ 100(a)(b)	281,941	276,481
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 9/25/23 @ 100(b)	10,136	10,170
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 4/25/17 @ 100(b)	35,951	36,003
Residential Asset Mortgage Products, Inc. , Series 02-RS4, Class AI5, 6.16%, 8/25/32, Callable 4/25/17 @ 100(a)	20,695	20,018
Residential Asset Securities Corp. , Series 05-KS1, Class M1, 1.66%, 2/25/35, Callable 4/25/17 @ 100(a)	1,162,701	1,144,501
Residential Funding Mortgage Securities I, Inc. , Series 05-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/17 @ 100(b)	15,991	16,114
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.24%, 6/25/34, Callable 4/25/17 @ 100(a)(b)	392,002	389,428
Structured Asset Securities Corp. , Series 04-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/17 @ 100(a)(b)	1,661	1,684
Structured Asset Securities Corp. , Series 03-34A, Class 3A2, 3.28%, 11/25/33, Callable 8/25/17 @ 100(a)(b)	534,669	522,865
Structured Asset Securities Corp. , Series 03-29, Class 2A1, 5.25%, 9/25/23, Callable 4/25/17 @ 100(b)	115,737	116,977
Thornburg Mortgage Securities Trust , Series 04-3, Class A, 1.72%, 9/25/44, Callable 4/25/17 @ 100(a)(b)	594,555	544,981
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR16, Class 3A2, 3.20%, 3/25/35, Callable 4/25/17 @ 100(a)(b)	487,895	489,442

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 2.89%, 12/25/33, Callable 4/25/17 @ 100(a)(b)	$100,636	$100,236
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.11%, 6/25/35, Callable 5/25/17 @ 100(a)(b)	243,784	248,969
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A5, 3.11%, 6/25/35, Callable 5/25/17 @ 100(a)(b)	284,483	291,141
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.01%, 8/25/34, Callable 4/25/17 @ 100(a)(b)	258,890	264,201
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 2.99%, 8/25/34, Callable 4/25/17 @ 100(a)(b)	143,587	145,733
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.00%, 12/25/34, Callable 4/25/17 @ 100(a)(b)	119,062	120,266
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 2.97%, 10/25/33, Callable 4/25/17 @ 100(a)(b)	41,355	41,614
Total Residential Mortgage Backed Securities (Cost $17,880,324)		17,871,268

Senior Secured Loans (3.4%)
Bass Pro Group LLC, Term Loan B , 11/16/23, Callable 12/16/17 @ 100(a)	1,500,000	1,442,820
Boyd Gaming Corp., Term Loan B , 3.83%, 8/14/20, Callable 5/6/17 @ 100(a)	269,500	269,163
BRP, Inc., Term Loan B , 4.04%, 6/30/23, Callable 5/6/17 @ 100(a)	972,257	976,107
DaVita, Inc., Term Loan B , 3.53%, 6/24/21, Callable 5/6/17 @ 100(a)	1,175,157	1,187,649
Harbor Freight Tools USA, Inc., Term Loan , 3.78%, 8/16/23, Callable 8/19/17 @ 100(a)	1,492,500	1,489,232
Hilton Worldwide Finance LLC, Term Loan B2 , 2.93%, 10/25/23(a)	104,235	104,958
Kasima LLC, Term Loan B , 3.32%, 5/17/21, Callable 5/6/17 @ 100(a)	1,247,059	1,254,466
Quikrete Holdings, Inc., 1st Lien Term Loan , 4.02%, 11/4/23, Callable 5/6/17 @ 101(a)	1,500,000	1,512,315
Tribune Media Co., Term Loan B , 3.78%, 12/27/20, Callable 5/6/17 @ 100(a)	103,518	104,360
WMG Acquisition Corp., New Term Loan , 3.75%, 11/1/23, Callable 5/21/17 @ 100(a)	1,500,000	1,504,215
Total Senior Secured Loans (Cost $9,840,940)		9,845,285

Corporate Bonds (54.1%)
Consumer Discretionary (2.7%):
Best Buy Co., Inc., 5.00%, 8/1/18	1,390,000	1,444,204
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	918,243
D.R. Horton, Inc., 3.63%, 2/15/18, Callable 11/15/17 @ 100 (b)	500,000	504,834
Lear Corp., 4.75%, 1/15/23, Callable 1/15/18 @ 102.38	1,105,000	1,144,624
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19 @ 100 (b)	640,000	657,600
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17 (b)	1,500,000	1,505,037
Time Warner Cable, Inc., 5.85%, 5/1/17 (b)	1,750,000	1,755,374
		7,929,916
Consumer Staples (4.1%):
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100	1,515,000	1,529,062
Molson Coors Brewing Co., 1.45%, 7/15/19	1,250,000	1,233,825
Reynolds American, Inc., 2.30%, 6/12/18	3,530,000	3,551,205
The Kraft Heinz Co., 1.60%, 6/30/17 (b)	3,000,000	3,000,912
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17 (b)	1,950,000	1,951,759

See notes to schedule of investments.

Security Description	Principal Amount	Value
1.75%, 5/30/18 (b)	$1,000,000	$1,001,217
		12,267,980
Energy (6.2%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	1,700,000	1,708,140
CNOOC Nexen Finance (2014) ULC, 1.63%, 4/30/17 (b)	2,000,000	1,999,780
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	500,000	502,386
EQT Corp., 8.13%, 6/1/19	1,900,000	2,121,313
FMC Technologies, Inc., 2.00%, 10/1/17	1,000,000	999,654
Hess Corp., 8.13%, 2/15/19	1,900,000	2,083,022
Kinder Morgan, Inc., 2.00%, 12/1/17 (b)	1,700,000	1,701,239
LUKOIL International Finance BV, 6.13%, 11/9/20 (c)	935,000	1,024,199
Marathon Oil Corp., 5.90%, 3/15/18	1,150,000	1,190,469
Marathon Petroleum Corp., 2.70%, 12/14/18	1,758,000	1,773,101
Petroleos Mexicanos, 5.50%, 2/4/19	1,000,000	1,050,000
Western Gas Partners LP, 2.60%, 8/15/18, Callable 7/15/18 @ 100	1,475,000	1,483,316
		17,636,619
Financials (19.4%):
Aspen Insurance Holdings Ltd., 6.00%, 12/15/20	3,635,000	4,014,013
Assurant, Inc., 2.50%, 3/15/18 (b)	1,408,000	1,416,504
Axis Specialty Finance LLC, 5.88%, 6/1/20	1,540,000	1,693,972
Bank of America Corp.
1.70%, 8/25/17 (b)	2,500,000	2,503,878
2.25%, 4/21/20, MTN	1,300,000	1,296,555
Barclays Bank PLC, 6.05%, 12/4/17 (b)(c)	700,000	718,290
Capital One Financial Corp., 2.45%, 4/24/19, Callable 3/24/19 @ 100	710,000	714,087
Capital One NA, 1.50%, 3/22/18, Callable 2/22/18 @ 100 (b)	2,000,000	1,995,220
CIT Group, Inc., 4.25%, 8/15/17 (b)	1,500,000	1,513,125
Citigroup, Inc.
1.85%, 11/24/17 (b)	2,000,000	2,003,480
2.18%, 12/8/21, Callable 11/8/21 @ 100 (a)	1,500,000	1,513,406
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	2,250,000	2,243,912
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	3,500,000	3,548,076
HSBC Holdings PLC, 2.50%, 1/5/22 (a)(b)	1,500,000	1,542,273
HSBC USA, Inc., 1.63%, 1/16/18 (b)	500,000	499,686
JPMorgan Chase & Co., 2.27%, 10/24/23, Callable 10/24/22 @ 100 (a)(b)	1,500,000	1,534,395
KeyBank NA, 1.60%, 8/22/19	3,000,000	2,967,818
MetLife, Inc., 6.82%, 8/15/18 (b)	5,000,000	5,330,481
Morgan Stanley
2.45%, 2/1/19, MTN	1,000,000	1,008,987
2.65%, 1/27/20	1,355,000	1,367,927
2.44%, 10/24/23, Callable 10/24/22 @ 100 (a)	1,500,000	1,531,832
Regions Bank
7.50%, 5/15/18 (b)	500,000	529,395
2.25%, 9/14/18, Callable 8/14/18 @ 100	965,000	967,973
S&P Global, Inc., 2.50%, 8/15/18	895,000	902,065
Societe Generale SA, 2.75%, 10/12/17 (b)	500,000	502,775
Synovus Financial Corp., 7.88%, 2/15/19	2,135,000	2,323,307
The Bear Stearns Co. LLC, 7.25%, 2/1/18 (b)	2,500,000	2,612,807
The Goldman Sachs Group, Inc.
6.15%, 4/1/18	3,000,000	3,125,339
2.21%, 11/15/21, Callable 11/15/20 @ 100 (a)	1,500,000	1,517,196
UBS AG (Stamford) Branch, 1.80%, 3/26/18 (b)	1,250,000	1,250,888
XLIT Ltd., 2.30%, 12/15/18 (b)	750,000	754,748
		55,444,410

See notes to schedule of investments.

Security Description	Principal Amount	Value
Health Care (5.9%):
Abbott Laboratories, 2.35%, 11/22/19	$1,575,000	$1,581,528
AbbVie, Inc., 2.00%, 11/6/18 (b)	2,500,000	2,507,425
Becton, Dickinson & Co., 1.80%, 12/15/17 (b)	1,160,000	1,160,865
Celgene Corp., 2.13%, 8/15/18	1,200,000	1,204,834
Edwards Lifesciences Corp., 2.88%, 10/15/18	1,845,000	1,869,522
Express Scripts Holding, 2.25%, 6/15/19	1,180,000	1,180,707
Gilead Sciences, Inc., 1.85%, 9/4/18	2,000,000	2,006,152
Laboratory Corp. of America Holdings, 2.50%, 11/1/18 (b)	750,000	756,527
Mallinckrodt International Finance SA, 3.50%, 4/15/18 (b)	850,000	848,938
St. Jude Medical, Inc., 2.00%, 9/15/18 (b)	2,000,000	2,002,277
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	1,645,000	1,665,563
		16,784,338
Industrials (3.0%):
Aecom Global II LLC/URS Corp., 3.85%, 4/1/17 (b)	500,000	500,000
AerCap Ireland Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17 (b)	1,600,000	1,602,096
Air Lease Corp., 2.13%, 1/15/18 (b)	1,500,000	1,502,811
Hutchison Whampoa International (14) Ltd., 1.63%, 10/31/17 (b)(c)	1,500,000	1,498,614
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	1,150,000	1,222,287
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100	1,800,000	1,783,354
Pentair Finance SA, 1.88%, 9/15/17 (b)	500,000	500,244
		8,609,406
Information Technology (5.0%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	1,650,000	1,786,125
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	1,003,725
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/1/19 (c)	1,250,000	1,280,890
Fidelity National Information Services, Inc., 1.45%, 6/5/17	1,750,000	1,749,790
Hewlett Packard Enterprise Co., 2.45%, 10/5/17	2,500,000	2,507,295
Juniper Networks, Inc., 3.13%, 2/26/19	2,930,000	2,985,046
KLA-Tencor Corp., 2.38%, 11/1/17 (b)	1,000,000	1,002,329
Total System Services, Inc., 2.38%, 6/1/18	2,500,000	2,510,410
		14,825,610
Materials (0.8%):
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	500,000	522,779
Teck Resources Ltd., 2.50%, 2/1/18 (b)	150,000	149,063
Westlake Chemical Corp., 4.88%, 5/15/23, Callable 5/15/18 @ 102.44 (c)	1,440,000	1,499,040
		2,170,882
Real Estate (3.7%):
American Tower Corp., 4.50%, 1/15/18 (b)	2,690,000	2,747,399
American Tower Trust I, 1.55%, 3/15/43, Callable 5/8/17 @ 100 (b)(c)	1,000,000	997,584
Realty Income Corp., 5.38%, 9/15/17 (b)	560,000	569,548
SBA Tower Trust
2.93%, 12/15/42 (b)(c)	1,610,000	1,610,794
2.24%, 4/15/43, Callable 5/8/17 @ 100 (c)	1,450,000	1,450,184
Select Income REIT, 2.85%, 2/1/18, Callable 1/1/18 @ 100 (b)	750,000	754,775
Welltower, Inc., 6.13%, 4/15/20	1,906,000	2,108,183
		10,238,467
Telecommunication Services (0.5%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	1,500,000	1,499,892

Utilities (2.8%):
Abu Dhabi National Energy Co. PJSC, 2.50%, 1/12/18 (b)(c)	500,000	501,350

See notes to schedule of investments.

Security Description	Principal Amount	Value
American Electric Power Co., Inc., 1.65%, 12/15/17, Callable 11/15/17 @ 100 (b)	$300,000	$299,909
Exelon Corp., 1.55%, 6/9/17	1,250,000	1,250,038
NextEra Energy Capital Holdings, Inc., 1.59%, 6/1/17 (b)	1,000,000	1,000,266
SCANA Corp., 6.25%, 4/1/20, MTN	3,525,000	3,849,899
Southern Power Co., 1.85%, 12/1/17	1,250,000	1,251,229
		8,152,691
Total Corporate Bonds (Cost $155,460,186)		155,560,211

U.S. Government Mortgage Backed Agencies (3.3%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	1,523,066	1,660,219
5.50%, 10/25/23 (b)	11,803	12,677
7.00%, 9/1/38 (b)	8,150	9,475
		1,682,371
Federal Home Loan Mortgage Corp., Structured Agency Credit Risk
Series 14-DN4, Class M23.38%, 10/25/24	84,429	84,641
Federal National Mortgage Assoc.
6.00%, 2/1/37	1,385,944	1,565,517
5.00%, 2/1/41 - 10/1/41 (b)	5,672,852	6,200,043
3.94%, 8/1/46 (b)	11,812	11,855
		7,777,415
Total U.S. Government Mortgage Backed Agencies (Cost $9,731,335)		9,544,427

U.S. Treasury Obligations (7.5%)
U.S. Treasury Notes
1.25%, 11/15/18	1,475,000	1,476,210
1.13%, 1/31/19	20,150,000	20,109,861
Total U.S. Treasury Obligations (Cost $21,601,323)		21,586,071
Total Investments (Cost $273,566,046) — 94.9%		272,969,065
Other assets in excess of liabilities — 5.1%		14,715,331
NET ASSETS - 100.00%		$287,684,396

(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2017.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $34,081,923 and amounted to 11.8% of net assets.

LLC—Limited Liability Co.

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Liability Co.

REIT—Real Estate Investment Trust

ULC—Unlimited Liability Co.

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
2-Year U.S. Treasury Note Future	400	6/30/17	$86,581,250	$75,000

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	45	6/30/17	$5,297,695	$(6,914)

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

As of March 31, 2017, the Fund’s open credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Maturity Date	Implied Credit Spread at March 31, 2017(b)	Notional Amount(c)	Fixed Deal Receive Rate	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 27	Goldman Sachs	12/20/21	3.09%	$5,940,000	5.00%	$476,792	$191,120	$285,672
CDX North America Investment Grade 5 Year; Series 27	Goldman Sachs	12/20/21	0.58	14,000,000	1.00	264,175	179,295	84,880
						$740,967	$370,415	$370,552

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
RS International VIP Series	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.6%)
Australia (5.7%):
Financials (2.8%):
Westpac Banking Corp.	189,062	$5,052,760

Health Care (1.7%):
CSL Ltd.	32,360	3,097,532

Materials (0.5%):
BHP Billiton Ltd.	46,305	841,892

Real Estate (0.7%):
Scentre Group	410,957	1,346,905
		10,339,089
Belgium (1.7%):
Consumer Staples (0.6%):
Anheuser-Busch InBev SA/NV	9,525	1,043,607

Information Technology (1.1%):
Melexis NV	23,605	2,043,613
		3,087,220
China (0.8%):
Information Technology (0.8%):
Tencent Holdings Ltd.	49,900	1,437,632

Denmark (2.4%):
Consumer Discretionary (1.0%):
Pandora A/S	15,528	1,718,835

Consumer Staples (1.4%):
Royal Unibrew A/S	62,245	2,621,624
		4,340,459
France (8.1%):
Consumer Discretionary (2.5%):
Cie Generale des Etablissements Michelin	13,205	1,604,494
LVMH Moet Hennessy Louis Vuitton SA	12,870	2,828,466
		4,432,960
Energy (1.4%):
Total SA	49,969	2,526,368

Financials (1.7%):
AXA SA	55,771	1,440,754
Societe Generale SA	31,232	1,582,233
		3,022,987
Information Technology (1.1%):
Cap Gemini SA	21,899	2,021,213

Materials (1.4%):
Arkema SA	26,144	2,573,397
		14,576,925
Germany (11.0%):
Consumer Discretionary (1.0%):
Daimler AG, Registered Shares	26,021	1,920,159

Financials (1.7%):
Allianz SE	16,894	3,132,639

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Health Care (2.3%):
Bayer AG	36,432	$4,197,069

Industrials (2.4%):
Siemens AG	31,270	4,282,723

Information Technology (1.7%):
SAP SE	30,863	3,027,625

Materials (0.9%):
HeidelbergCement AG	17,445	1,633,540

Real Estate (1.0%):
Vonovia SE	50,216	1,769,040
		19,962,795
Hong Kong (4.0%):
Financials (1.3%):
AIA Group Ltd.	209,000	1,319,233
BOC Hong Kong Holdings Ltd.	232,500	950,327
		2,269,560
Real Estate (1.1%):
Cheung Kong Property Holdings Ltd.	298,500	2,013,682

Telecommunication Services (0.9%):
China Mobile Ltd.	154,000	1,693,659

Utilities (0.7%):
HK Electric Investments & HK Electric Investments Ltd. (b)	1,397,500	1,288,020
		7,264,921
Ireland (1.5%):
Industrials (1.5%):
Experian PLC	134,897	2,751,613

Italy (3.0%):
Energy (0.6%):
Eni SpA	64,991	1,064,018

Health Care (1.4%):
Recordati SpA	74,590	2,525,407

Utilities (1.0%):
Enel SpA	382,678	1,800,511
		5,389,936
Japan (21.2%):
Consumer Discretionary (3.7%):
Nitori Holdings Co. Ltd.	15,500	1,968,841
Toyota Motor Corp.	86,400	4,690,449
		6,659,290
Consumer Staples (1.0%):
Matsumotokiyoshi Holdings Co. Ltd.	37,200	1,772,420

Financials (3.5%):
Daiwa Securities Group, Inc.	161,000	982,515
Mitsubishi UFJ Financial Group, Inc.	328,100	2,067,128
Mizuho Financial Group, Inc.	919,900	1,688,851
Tokio Marine Holdings, Inc.	39,500	1,669,742
		6,408,236
Health Care (2.2%):
Hoya Corp.	60,400	2,918,496

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Shionogi & Co. Ltd.	21,200	$1,097,670
		4,016,166
Industrials (5.0%):
Central Japan Railway Co.	6,300	1,029,226
Fuji Electric Co. Ltd.	375,000	2,233,570
Hitachi Construction Machinery Co. Ltd.	67,200	1,681,800
ITOCHU Corp.	165,300	2,353,692
Sanwa Holdings Corp.	183,600	1,723,635
		9,021,923
Information Technology (2.4%):
FUJIFILM Holdings Corp.	23,200	909,554
Murata Manufacturing Co. Ltd.	12,100	1,724,143
Oracle Corp. Japan	30,800	1,766,056
		4,399,753
Materials (1.3%):
DIC Corp.	63,400	2,344,830

Telecommunication Services (1.5%):
Nippon Telegraph & Telephone Corp.	27,600	1,180,204
SoftBank Group Corp.	22,100	1,567,506
		2,747,710
Utilities (0.6%):
Chubu Electric Power Co., Inc.	79,200	1,064,081
		38,434,409
Luxembourg (0.5%):
Materials (0.5%):
ArcelorMittal (c)	103,480	866,461
		866,461
Netherlands (2.5%):
Financials (1.3%):
ING Groep NV	153,877	2,323,984

Industrials (1.2%):
Wolters Kluwer NV	52,561	2,181,204
		4,505,188
Singapore (1.4%):
Financials (1.4%):
DBS Group Holdings Ltd.	69,500	962,948
Singapore Exchange Ltd.	286,400	1,576,853
		2,539,801
Spain (2.8%):
Financials (1.4%):
Banco Santander SA	409,148	2,504,290

Telecommunication Services (1.4%):
Telefonica SA	229,448	2,568,048
		5,072,338
Sweden (4.1%):
Financials (0.8%):
Swedbank AB, A Shares (d)	63,402	1,467,474

Industrials (3.3%):
Atlas Copco AB	121,643	3,865,273

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Intrum Justitia AB	54,479	$2,034,635
		5,899,908
		7,367,382
Switzerland (6.8%):
Consumer Staples (1.9%):
Nestle SA, Registered shares	45,266	3,475,113

Financials (1.5%):
Swiss Re AG	11,983	1,076,535
UBS Group AG, Registered Shares	105,652	1,689,228
		2,765,763
Health Care (3.4%):
Novartis AG	21,706	1,612,237
Roche Holding AG	17,661	4,517,641
		6,129,878
		12,370,754
United Kingdom (19.1%):
Consumer Discretionary (0.7%):
Next PLC	23,580	1,275,393

Consumer Staples (5.4%):
British American Tobacco PLC	51,742	3,432,311
Diageo PLC	111,728	3,198,826
Unilever PLC	62,502	3,082,543
		9,713,680
Energy (3.0%):
BP PLC	411,397	2,367,658
Royal Dutch Shell PLC, Class A	119,358	3,145,552
		5,513,210
Financials (3.9%):
Barclays PLC	503,803	1,421,891
HSBC Holdings PLC	426,584	3,479,007
Prudential PLC	98,329	2,076,691
		6,977,589
Health Care (1.5%):
Smith & Nephew PLC	176,258	2,683,226

Industrials (1.1%):
RELX PLC	102,874	2,013,751

Materials (2.6%):
Croda International PLC	36,209	1,617,059
Rio Tinto PLC	77,592	3,123,934
		4,740,993
Real Estate (0.4%):
Land Securities Group PLC	55,334	734,783

Utilities (0.5%):
National Grid PLC	65,199	827,063
		34,479,688
Total Common Stocks (Cost $155,441,704)		174,786,611

Preferred Stocks (1.3%)
Japan (1.3%):
Consumer Staples (1.3%):

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Ito En Ltd.	119,300	$2,350,579
Total Preferred Stocks (Cost $1,966,816)		2,350,579

Exchange-Traded Funds (0.5%)
United States (0.5%):
SPDR Gold Shares	6,852	813,469
Total Exchange-Traded Funds (Cost $829,022)		813,469

Collateral for Securities Loaned (0.9%)
United States (0.9%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(e)	1,281,555	1,281,555
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(e)	352,540	352,540
Total Collateral for Securities Loaned (Cost $1,634,095)		1,634,095
Total Investments (Cost $159,871,637) — 99.3%		179,584,754
Other assets in excess of liabilities — 0.7%		1,354,865
NET ASSETS - 100.00%		$180,939,619

(a)	All securities, except those traded on exchanges in the United States, were fair valued as of March 31, 2017.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $1,288,020 and amounted to 0.7% of net assets.

(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
RS Large Cap Alpha VIP Series	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (95.7%)
Banks (10.8%):
Comerica, Inc.	599,090	$41,085,593
JPMorgan Chase & Co.	338,820	29,761,949
U.S. Bancorp	334,650	17,234,475
The PNC Financial Services Group, Inc.	172,360	20,724,566
		108,806,583
Capital Markets (6.4%):
CBOE Holdings, Inc.	320,480	25,981,314
E*TRADE Financial Corp.(a)	1,106,865	38,618,519
		64,599,833
Consumer Discretionary (4.7%):
Charter Communications, Inc., Class A(a)	47,258	15,468,489
Liberty Interactive Corp. QVC Group, Class A(a)	666,404	13,341,408
Twenty-First Century Fox, Inc.	600,645	19,454,891
		48,264,788
Consumer Staples (3.9%):
CVS Health Corp.	219,165	17,204,453
Mondelez International, Inc., Class A	528,340	22,760,887
		39,965,340
Energy (12.5%):
Chevron Corp.	246,240	26,438,790
Devon Energy Corp.	377,921	15,766,864
Enterprise Products Partners LP	788,220	21,762,754
EOG Resources, Inc.	199,902	19,500,440
Helmerich & Payne, Inc.	259,400	17,268,258
Noble Energy, Inc.	735,220	25,247,455
		125,984,561
Health Care (6.6%):
Aetna, Inc.	212,340	27,083,967
Allergan PLC	128,307	30,655,108
UnitedHealth Group, Inc.	57,595	9,446,156
		67,185,231
Industrials (7.4%):
General Dynamics Corp.	107,080	20,045,376
General Electric Co.	950,700	28,330,860
Sensata Technologies Holding NV(a)	240,080	10,484,294
Union Pacific Corp.	149,310	15,814,915
		74,675,445
Information Technology (16.5%):
Alphabet, Inc., Class A(a)	65,255	55,323,189
Cognizant Technology Solutions Corp., Class A(a)	297,597	17,712,973
Microsoft Corp.	520,778	34,298,439
SS&C Technologies Holdings, Inc.	697,050	24,675,570
Visa, Inc., Class A	393,170	34,941,018
		166,951,189
Insurance (14.0%):
Aflac, Inc.	135,470	9,810,737
Athene Holding Ltd., Class A(a)(b)	591,030	29,545,590
Hartford Financial Services Group, Inc.	421,820	20,276,887
The Progressive Corp.	1,676,670	65,691,931

See notes to schedule of investments.

Security Description	Shares	Value
Validus Holdings Ltd.	278,820	$15,722,660
		141,047,805
Materials (5.5%):
Ball Corp.	479,820	35,631,433
LyondellBasell Industries NV, Class A	218,448	19,920,273
		55,551,706
Real Estate (4.2%):
Equity Commonwealth(a)	675,360	21,084,739
Iron Mountain, Inc.	610,730	21,784,739
		42,869,478
Utilities (3.2%):
DTE Energy Co.	160,450	16,383,550
WEC Energy Group, Inc.	269,940	16,366,462
		32,750,012
Total Common Stocks (Cost $795,810,498)		968,651,971

Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I , 0.61%(c)	1,955,437	1,955,437
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.58%(c)	537,917	537,917
Total Collateral for Securities Loaned (Cost $2,493,354)		2,493,354

Total Investments (Cost $798,303,852) — 95.9%		971,145,325
Other assets in excess of liabilities — 4.1%		41,371,661
NET ASSETS - 100.00%		$1,012,516,986

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
RS Small Cap Growth Equity VIP Series	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communications Equipment (1.8%):
Lumentum Holdings, Inc.(a)	34,183	$1,823,663

Consumer Discretionary (15.1%):
Bob Evans Farms, Inc.	16,190	1,050,245
Burlington Stores, Inc.(a)	15,128	1,471,804
Dave & Buster’s Entertainment, Inc.(a)	18,670	1,140,551
Five Below, Inc.(a)	21,214	918,778
Grand Canyon Education, Inc.(a)	27,619	1,977,797
IMAX Corp.(a)	43,149	1,467,066
LCI Industries	10,000	998,000
Lithia Motors, Inc.	13,133	1,124,841
Ollie’s Bargain Outlet Holdings, Inc.(a)	37,628	1,260,538
Planet Fitness, Inc., Class A	43,560	839,401
Red Rock Resorts, Inc., Class A	50,480	1,119,646
Steven Madden Ltd.(a)	26,659	1,027,704
The Wendy’s Co.	75,400	1,026,194
		15,422,565
Consumer Staples (4.7%):
Hostess Brands, Inc.(a)	93,820	1,488,923
Pinnacle Foods, Inc.	28,026	1,621,865
Snyder’s-Lance, Inc.	41,438	1,670,366
		4,781,154
Electronic Equipment, Instruments & Components (1.9%):
Littelfuse, Inc.	7,069	1,130,404
Orbotech Ltd.(a)	23,870	769,808
		1,900,212
Energy (1.6%):
Diamondback Energy, Inc.(a)	7,035	729,635
Nabors Industries Ltd.	31,090	406,346
US Silica Holdings, Inc.	11,314	542,959
		1,678,940
Financials (7.5%):
Evercore Partners, Inc., Class A	13,540	1,054,766
Home BancShares, Inc.	32,660	884,106
LendingTree, Inc.(a)	11,494	1,440,773
Primerica, Inc.	11,470	942,834
Texas Capital Bancshares, Inc.(a)	13,890	1,159,121
Walker & Dunlop, Inc.(a)	25,940	1,081,439
Western Alliance Bancorp(a)	22,994	1,128,775
		7,691,814
Health Care (22.7%):
Amedisys, Inc.(a)	22,506	1,149,832
Amicus Therapeutics, Inc.(a)(b)	143,999	1,026,713
AtriCure, Inc.(a)	41,230	789,555
Bluebird Bio, Inc.(a)	15,062	1,369,136
Blueprint Medicines Corp.(a)	23,366	934,406
Celyad SA, ADR(a)	11,371	303,265
Eagle Pharmaceuticals, Inc.(a)	15,590	1,293,035
Five Prime Therapeutics, Inc.(a)	16,207	585,883
GW Pharmaceuticals PLC, ADR(a)	8,720	1,054,597
Ignyta, Inc.(a)	80,007	688,060
Immune Design Corp.(a)	55,614	378,175

See notes to schedule of investments.

Security Description	Shares	Value
Integra LifeSciences Holdings Corp.(a)	24,750	$1,042,718
Kite Pharma, Inc.(a)	14,703	1,154,038
Ligand Pharmaceuticals, Inc., Class B(a)	10,078	1,066,656
Lion Biotechnologies, Inc.(a)	74,754	556,917
Loxo Oncology, Inc.(a)	41,006	1,725,532
Nevro Corp.(a)	9,610	900,457
NuVasive, Inc.(a)	14,553	1,086,817
NxStage Medical, Inc.(a)	46,720	1,253,497
Sage Therapeutics, Inc.(a)	14,646	1,040,891
Spark Therapeutics, Inc.(a)	12,485	665,950
Vital Therapies, Inc.(a)(b)	74,457	297,828
WellCare Health Plans, Inc.(a)	8,456	1,185,615
Wright Medical Group NV(a)	26,270	817,522
Zeltiq Aesthetics, Inc.(a)	11,957	664,929
		23,032,024
Industrials (14.2%):
Apogee Enterprises, Inc.	29,851	1,779,418
Beacon Roofing Supply, Inc.(a)	35,390	1,739,772
BWX Technologies, Inc.	20,420	971,992
H&E Equipment Services, Inc.	49,280	1,208,346
HEICO Corp., Class A	17,774	1,333,050
Hexcel Corp.	25,683	1,401,008
John Bean Technologies Corp.	6,122	538,430
MSC Industrial Direct Co., Inc., Class A	14,770	1,517,765
Ritchie Bros. Auctioneers, Inc.	51,190	1,684,151
Spirit Airlines, Inc.(a)	17,237	914,768
Welbilt, Inc.(a)	64,900	1,273,987
		14,362,687
Internet Software & Services (4.2%):
Cornerstone OnDemand, Inc.(a)	24,390	948,527
LogMeIn, Inc.	20,010	1,950,975
Wix.com Ltd.(a)	19,910	1,351,889
		4,251,391
IT Services (8.0%):
Black Knight Financial Services, Inc., Class A(a)	44,603	1,708,294
Euronet Worldwide, Inc.(a)	19,903	1,702,105
Square, Inc., Class A(a)	74,550	1,288,224
WEX, Inc.(a)	8,980	929,430
WNS Holdings Ltd., ADR(a)	35,146	1,005,527
InterXion Holding NV(a)	39,310	1,555,104
		8,188,684
Materials (2.1%):
Eagle Materials, Inc., Class A	12,660	1,229,792
Ingevity Corp.(a)	10,932	665,212
The Chemours Co.	5,450	209,825
		2,104,829
Semiconductors & Semiconductor Equipment (5.0%):
Cavium, Inc.(a)	14,397	1,031,689
Monolithic Power Systems, Inc.	13,907	1,280,835
Tower Semiconductor Ltd.(a)	119,944	2,764,709
		5,077,233
Software (10.6%):
Fair Isaac Corp.	4,320	557,064

See notes to schedule of investments.

Security Description	Shares	Value
RingCentral, Inc., Class A(a)	112,138	$3,173,506
The Ultimate Software Group, Inc.(a)	8,455	1,650,501
Proofpoint, Inc.(a)	32,065	2,384,353
Take-Two Interactive Software(a)	49,212	2,916,795
		10,682,219
Total Common Stocks (Cost $77,751,784)		100,997,415

Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.61%(c)	360,320	360,320
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.58%(c)	99,120	99,120
Total Collateral for Securities Loaned (Cost $459,440)		459,440

Total Investments (Cost $78,211,224) — 99.9%		101,456,855
Other assets in excess of liabilities — 0.1%		124,704
NET ASSETS - 100.00%		$101,581,559

(a)      Non-income producing security.

(b)      All or a portion of this security is on loan.

(c)       Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
S&P 500 Index VIP Series	March 31, 2017
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Consumer Discretionary (12.1%):
Advance Auto Parts, Inc.	450	$66,717
Amazon.com, Inc.(a)	2,414	2,140,107
AutoNation, Inc.(a)	399	16,874
AutoZone, Inc.(a)	174	125,811
Bed Bath & Beyond, Inc.	917	36,185
Best Buy Co., Inc.	1,651	81,147
BorgWarner, Inc.	1,219	50,942
CarMax, Inc.(a)	1,141	67,570
Carnival Corp., Class A	2,548	150,103
CBS Corp., Class B	2,267	157,239
Charter Communications, Inc., Class A(a)	1,311	429,117
Chipotle Mexican Grill, Inc.(a)	175	77,966
Coach, Inc.	1,710	70,674
Comcast Corp., Class A	28,848	1,084,396
D.R. Horton, Inc.	2,071	68,985
Darden Restaurants, Inc.	756	63,255
Delphi Automotive PLC	1,643	132,245
Discovery Communications, Inc., Class A(a)	930	27,054
Discovery Communications, Inc., Class C(a)	1,315	37,228
DISH Network Corp.(a)	1,383	87,807
Dollar General Corp.	1,549	108,012
Dollar Tree, Inc.(a)	1,439	112,904
Expedia, Inc.	735	92,735
Foot Locker, Inc.	807	60,372
Ford Motor Co.	23,792	276,939
Garmin Ltd.	701	35,828
General Motors Co.	8,309	293,806
Genuine Parts Co.	905	83,631
H&R Block, Inc.	1,263	29,365
Hanesbrands, Inc.	2,309	47,935
Harley-Davidson, Inc.	1,075	65,038
Hasbro, Inc.	682	68,077
Kohl’s Corp.	1,076	42,836
L Brands, Inc.	1,464	68,954
Leggett & Platt, Inc.	816	41,061
Lennar Corp.	1,239	63,424
LKQ Corp.(a)	1,878	54,969
Lowe’s Co., Inc.	5,279	433,986
Macy’s, Inc.	1,854	54,953
Marriott International, Inc., Class A	1,917	180,543
Mattel, Inc.	2,087	53,448
McDonald’s Corp.	4,992	647,013
Michael Kors Holdings Ltd.(a)	990	37,729
Mohawk Industries, Inc.(a)	385	88,354
Netflix, Inc.(a)	2,623	387,706
Newell Brands, Inc.	2,940	138,679
News Corp., Class A	2,326	30,238
News Corp., Class B	730	9,855
Nike, Inc., Class B	8,078	450,187
Nordstrom, Inc.	694	32,320
Omnicom Group, Inc.	1,430	123,280
O’Reilly Automotive, Inc.(a)	559	150,841
PulteGroup, Inc.	1,743	41,048
PVH Corp.	483	49,976
Ralph Lauren Corp.	343	27,996

See notes to schedule of investments.

Security Description	Shares	Value
Ross Stores, Inc.	2,403	$158,286
Royal Caribbean Cruises Ltd.	1,021	100,170
Scripps Networks Interactive, Inc., Class A	582	45,611
Signet Jewelers Ltd.	424	29,370
Staples, Inc.	3,966	34,782
Starbucks Corp.	8,884	518,737
Target Corp.	3,390	187,093
TEGNA, Inc.	1,309	33,537
The Gap, Inc.	1,337	32,476
The Goodyear Tire & Rubber Co.	1,533	55,188
The Home Depot, Inc.	7,425	1,090,212
The Interpublic Group of Co., Inc.	2,394	58,821
The Priceline Group, Inc.(a)	300	533,991
The TJX Cos. Inc.	3,974	314,263
The Walt Disney Co.	8,867	1,005,429
Tiffany & Co.	653	62,231
Time Warner, Inc.	4,720	461,191
Tractor Supply Co.	797	54,969
TripAdvisor, Inc.(a)	688	29,694
Twenty-First Century Fox, Inc.	6,414	207,749
Twenty-First Century Fox, Inc., Class B	2,969	94,355
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	357	101,827
Under Armour, Inc., Class A(a)(b)	1,120	22,154
Under Armour, Inc., Class C(a)	1,123	20,551
VF Corp.	2,019	110,984
Viacom, Inc., Class B	2,118	98,741
Whirlpool Corp.	454	77,784
Wyndham Worldwide Corp.	640	53,946
Wynn Resorts Ltd.	484	55,471
Yum! Brands, Inc.	2,049	130,931
		15,236,004
Consumer Staples (9.1%):
Altria Group, Inc.	11,821	844,256
Archer-Daniels-Midland Co.	3,481	160,265
Brown-Forman Corp., Class B	1,078	49,782
Campbell Soup Co.	1,180	67,543
Church & Dwight Co., Inc.	1,552	77,398
Colgate-Palmolive Co.	5,382	393,909
Conagra Brands, Inc.	2,520	101,657
Constellation Brands, Inc., Class A	1,053	170,660
Costco Wholesale Corp.	2,675	448,571
Coty, Inc., Class A	2,869	52,015
CVS Health Corp.	6,252	490,782
Dr Pepper Snapple Group, Inc.	1,116	109,279
General Mills, Inc.	3,536	208,659
Hormel Foods Corp.	1,644	56,932
Kellogg Co.	1,541	111,892
Kimberly-Clark Corp.	2,168	285,374
McCormick & Co., Inc.	693	67,602
Mead Johnson Nutrition Co.	1,118	99,591
Molson Coors Brewing Co., Class B	1,124	107,578
Mondelez International, Inc., Class A	9,305	400,860
Monster Beverage Corp.(a)	2,452	113,209
PepsiCo, Inc.	8,700	973,182
Philip Morris International, Inc.	9,456	1,067,582
Reynolds American, Inc.	5,041	317,684
Sysco Corp.	3,029	157,266

See notes to schedule of investments.

Security Description	Shares	Value
The Clorox Co.	782	$105,437
The Coca-Cola Co.	23,553	999,589
The Estee Lauder Cos., Inc., Class A	1,355	114,890
The Hershey Co.	851	92,972
The J.M. Smucker Co.	710	93,067
The Kraft Heinz Co.	3,635	330,094
The Kroger Co.	5,632	166,088
The Procter & Gamble Co.	15,582	1,400,042
Tyson Foods, Inc., Class A	1,749	107,931
Walgreens Boots Alliance, Inc.	5,198	431,694
Wal-Mart Stores, Inc.	9,179	661,622
Whole Foods Market, Inc.	1,942	57,716
		11,494,670
Energy (6.5%):
Anadarko Petroleum Corp.	3,407	211,234
Apache Corp.	2,315	118,968
Baker Hughes, Inc.	2,592	155,053
Cabot Oil & Gas Corp.	2,896	69,243
Chesapeake Energy Corp.(a)(b)	4,643	27,579
Chevron Corp.	11,539	1,238,941
Cimarex Energy Co.	579	69,185
Concho Resources, Inc.(a)	903	115,891
ConocoPhillips	7,533	375,671
Devon Energy Corp.	3,197	133,379
EOG Resources, Inc.	3,516	342,986
EQT Corp.	1,057	64,583
Exxon Mobil Corp.	25,274	2,072,720
Halliburton Co.	5,285	260,075
Helmerich & Payne, Inc.	661	44,003
Hess Corp.	1,640	79,064
Kinder Morgan, Inc.	11,702	254,401
Marathon Oil Corp.	5,164	81,591
Marathon Petroleum Corp.	3,217	162,587
Murphy Oil Corp.	988	28,247
National Oilwell Varco, Inc.	2,309	92,568
Newfield Exploration Co.(a)	1,212	44,735
Noble Energy, Inc.	2,655	91,173
Occidental Petroleum Corp.	4,659	295,194
ONEOK, Inc.	1,284	71,185
Phillips 66	2,689	213,023
Pioneer Natural Resources Co.	1,035	192,748
Range Resources Corp.	1,147	33,378
Schlumberger Ltd.	8,498	663,694
Southwestern Energy Co.(a)	3,035	24,796
TechnipFMC PLC(a)	2,845	92,463
Tesoro Corp.	713	57,796
The Williams Cos., Inc.	5,034	148,956
Transocean Ltd.(a)	2,373	29,544
Valero Energy Corp.	2,750	182,298
		8,138,952
Financials (14.3%):
Affiliated Managers Group, Inc.	346	56,723
Aflac, Inc.	2,447	177,212
American Express Co.	4,614	365,013
American International Group, Inc.	5,672	354,103
Ameriprise Financial, Inc.	939	121,770

See notes to schedule of investments.

Security Description	Shares	Value
Aon PLC	1,601	$190,022
Arthur J. Gallagher & Co.	1,089	61,572
Assurant, Inc.	339	32,432
Bank of America Corp.	61,106	1,441,491
BB&T Corp.	4,928	220,282
Berkshire Hathaway, Inc., Class B(a)	11,577	1,929,654
BlackRock, Inc., Class A	742	284,564
Capital One Financial Corp.	2,930	253,914
CBOE Holdings, Inc.	560	45,399
Chubb Ltd.	2,840	386,950
Cincinnati Financial Corp.	914	66,055
Citigroup, Inc.	16,888	1,010,240
Citizens Financial Group, Inc.	3,104	107,243
CME Group, Inc.	2,070	245,916
Comerica, Inc.	1,072	73,518
Discover Financial Services	2,350	160,717
E*TRADE Financial Corp.(a)	1,674	58,406
Fifth Third Bancorp	4,575	116,205
Franklin Resources, Inc.	2,102	88,578
Hartford Financial Services Group, Inc.	2,279	109,552
Huntington Bancshares, Inc.	6,618	88,615
Intercontinental Exchange, Inc.	3,631	217,388
Invesco Ltd.	2,460	75,350
JPMorgan Chase & Co.	21,772	1,912,452
KeyCorp	6,536	116,210
Leucadia National Corp.	1,973	51,298
Lincoln National Corp.	1,372	89,797
Loews Corp.	1,683	78,714
M&T Bank Corp.	939	145,291
Marsh & McLennan Co., Inc.	3,139	231,941
MetLife, Inc.	6,627	350,038
Moody’s Corp.	1,011	113,272
Morgan Stanley	8,759	375,236
Nasdaq, Inc.	701	48,684
Navient Corp.	1,774	26,184
Northern Trust Corp.	1,311	113,506
People’s United Financial, Inc.	1,932	35,162
Principal Financial Group, Inc.	1,629	102,806
Prudential Financial, Inc.	2,621	279,608
Raymond James Financial, Inc.	779	59,407
Regions Financial Corp.	7,346	106,737
S&P Global, Inc.	1,575	205,916
State Street Corp.	2,188	174,187
SunTrust Banks, Inc.	2,996	165,679
Synchrony Financial	4,695	161,039
T. Rowe Price Group, Inc.	1,484	101,135
The Allstate Corp.	2,226	181,397
The Bank of New York Mellon Corp.	6,324	298,683
The Charles Schwab Corp.	7,404	302,157
The Goldman Sachs Group, Inc.	2,258	518,707
The PNC Financial Services Group, Inc.	2,963	356,271
The Progressive Corp.	3,541	138,736
The Travelers Co., Inc.	1,705	205,521
Torchmark Corp.	667	51,386
U.S. Bancorp	9,706	499,859
Unum Group	1,397	65,505
Wells Fargo & Co.	27,447	1,527,700
Willis Towers Watson PLC	776	101,571

See notes to schedule of investments.

Security Description	Shares	Value
XL Group Ltd.	1,616	$64,414
Zions Bancorp	1,234	51,828
		17,746,918
Health Care (13.8%):
Abbott Laboratories	10,533	467,770
AbbVie, Inc.	9,715	633,029
Aetna, Inc.	2,144	273,466
Agilent Technologies, Inc.	1,963	103,784
Alexion Pharmaceuticals, Inc.(a)	1,369	165,978
Allergan PLC	2,044	488,352
AmerisourceBergen Corp.	1,007	89,120
Amgen, Inc.	4,489	736,509
Anthem, Inc.	1,612	266,593
Baxter International, Inc.	2,963	153,661
Becton, Dickinson & Co.	1,297	237,922
Biogen, Inc.(a)	1,316	359,821
Boston Scientific Corp.(a)	8,311	206,695
Bristol-Myers Squibb Co.	10,196	554,458
C.R. Bard, Inc.	439	109,109
Cardinal Health, Inc.	1,923	156,821
Celgene Corp.(a)	4,742	590,047
Centene Corp.(a)	1,049	74,752
Cerner Corp.(a)	1,789	105,283
Cigna Corp.	1,567	229,550
Danaher Corp.	3,719	318,085
DaVita, Inc.(a)	949	64,504
Dentsply Sirona, Inc.	1,400	87,416
Edwards Lifesciences Corp.(a)	1,295	121,821
Eli Lilly & Co.	5,918	497,763
Envision Healthcare Corp.(a)	716	43,905
Express Scripts Holding Co.(a)	3,692	243,340
Gilead Sciences, Inc.	7,967	541,119
HCA Holdings, Inc.(a)	1,760	156,622
Henry Schein, Inc.(a)	482	81,926
Hologic, Inc.(a)	1,703	72,463
Humana, Inc.	911	187,794
IDEXX Laboratories, Inc.(a)	537	83,026
Illumina, Inc.(a)	892	152,211
Incyte Pharmaceuticals, Inc.(a)	1,074	143,562
Intuitive Surgical, Inc.(a)	223	170,923
Johnson & Johnson	16,539	2,059,933
Laboratory Corp. of America Holdings(a)	624	89,525
Mallinckrodt PLC(a)	639	28,480
McKesson Corp.	1,292	191,552
Medtronic PLC	8,344	672,192
Merck & Co., Inc.	16,735	1,063,342
Mettler-Toledo International, Inc.(a)	158	75,668
Mylan NV(a)	2,807	109,445
Patterson Co., Inc.	501	22,660
PerkinElmer, Inc.	669	38,842
Perrigo Co. PLC	874	58,025
Pfizer, Inc.	36,279	1,241,105
Quest Diagnostics, Inc.	838	82,283
Regeneron Pharmaceuticals, Inc.(a)	464	179,805
Stryker Corp.	1,886	248,292
The Cooper Co., Inc.	299	59,767
Thermo Fisher Scientific, Inc.	2,380	365,568

See notes to schedule of investments.

Security Description	Shares	Value
UnitedHealth Group, Inc.	5,798	$950,929
Universal Health Services, Inc., Class B	545	67,825
Varian Medical Systems, Inc.(a)	569	51,853
Vertex Pharmaceuticals, Inc.(a)	1,515	165,665
Waters Corp.(a)	488	76,279
Zimmer Biomet Holdings, Inc.	1,226	149,707
Zoetis, Inc.	2,999	160,057
		17,177,999
Industrials (10.1%):
3M Co.	3,634	695,293
Acuity Brands, Inc.	269	54,876
Alaska Air Group, Inc.	752	69,349
Allegion PLC	582	44,057
American Airlines Group, Inc.	3,073	129,988
AMETEK, Inc.	1,399	75,658
Arconic, Inc.	2,685	70,723
C.H. Robinson Worldwide, Inc.	861	66,547
Caterpillar, Inc.	3,575	331,616
Cintas Corp.	525	66,434
CSX Corp.	5,647	262,868
Cummins, Inc.	943	142,582
Deere & Co.	1,787	194,533
Delta Air Lines, Inc.	4,454	204,706
Dover Corp.	948	76,172
Eaton Corp. PLC	2,741	203,245
Emerson Electric Co.	3,932	235,369
Equifax, Inc.	731	99,956
Expeditors International of Washington, Inc.	1,097	61,970
Fastenal Co.	1,763	90,794
FedEx Corp.	1,495	291,749
Flowserve Corp.	796	38,542
Fluor Corp.	849	44,674
Fortive Corp.	1,835	110,504
Fortune Brands Home & Security, Inc.	933	56,773
General Dynamics Corp.	1,734	324,605
General Electric Co.	53,181	1,584,794
Honeywell International, Inc.	4,640	579,397
Illinois Tool Works, Inc.	1,901	251,825
Ingersoll-Rand PLC	1,582	128,648
J.B. Hunt Transport Services, Inc.	529	48,530
Jacobs Engineering Group, Inc.	738	40,797
Johnson Controls International PLC	5,722	241,011
Kansas City Southern	650	55,744
L3 Technologies, Inc.	475	78,513
Lockheed Martin Corp.	1,522	407,287
Masco Corp.	1,953	66,382
Nielsen Holdings PLC	2,049	84,644
Norfolk Southern Corp.	1,771	198,299
Northrop Grumman Corp.	1,064	253,062
PACCAR, Inc.	2,139	143,741
Parker-Hannifin Corp.	813	130,340
Pentair PLC	1,019	63,973
Quanta Services, Inc.(a)	921	34,178
Raytheon Co.	1,786	272,365
Republic Services, Inc., Class A	1,406	88,311
Robert Half International, Inc.	779	38,039
Rockwell Automation, Inc.	784	122,077

See notes to schedule of investments.

Security Description	Shares	Value
Rockwell Collins, Inc.	798	$77,534
Roper Technologies, Inc.	621	128,230
Ryder System, Inc.	326	24,593
Snap-on, Inc.	353	59,541
Southwest Airlines Co.	3,750	201,600
Stanley Black & Decker, Inc.	930	123,569
Stericycle, Inc.(a)	519	43,020
Textron, Inc.	1,646	78,333
The Boeing Co.	3,472	614,058
The Dun & Bradstreet Corp.	224	24,179
TransDigm Group, Inc.	303	66,708
Union Pacific Corp.	4,960	525,364
United Continental Holdings, Inc.(a)	1,745	123,267
United Parcel Service, Inc., Class B	4,201	450,767
United Rentals, Inc.(a)	514	64,276
United Technologies Corp.	4,568	512,575
Verisk Analytics, Inc., Class A(a)	943	76,515
W.W. Grainger, Inc.	330	76,811
Waste Management, Inc.	2,466	179,820
Xylem, Inc.	1,094	54,941
		12,461,241
Information Technology (21.9%):
Accenture PLC, Class A	3,795	454,945
Activision Blizzard, Inc.	4,216	210,210
Adobe Systems, Inc.(a)	3,021	393,123
Advanced Micro Devices, Inc.(a)	4,702	68,414
Akamai Technologies, Inc.(a)	1,056	63,043
Alliance Data Systems Corp.	341	84,909
Alphabet, Inc., Class A(a)	1,811	1,535,366
Alphabet, Inc., Class C(a)	1,801	1,494,038
Amphenol Corp., Class A	1,876	133,515
Analog Devices, Inc.	2,219	181,847
Apple, Inc.	31,979	4,594,103
Applied Materials, Inc.	6,582	256,040
Autodesk, Inc.(a)	1,193	103,159
Automatic Data Processing, Inc.	2,736	280,139
Broadcom Ltd.	2,444	535,138
CA, Inc.	1,911	60,617
Cisco Systems, Inc.	30,524	1,031,711
Citrix Systems, Inc.(a)	953	79,471
Cognizant Technology Solutions Corp., Class A(a)	3,710	220,819
Corning, Inc.	5,657	152,739
CSRA, Inc.	885	25,922
eBay, Inc.(a)	6,162	206,858
Electronic Arts, Inc.(a)	1,879	168,208
F5 Networks, Inc.(a)	394	56,173
Facebook, Inc., Class A(a)	14,355	2,039,127
Fidelity National Information Services, Inc.	2,004	159,558
Fiserv, Inc.(a)	1,308	150,825
FLIR Systems, Inc.	832	30,185
Global Payments, Inc.	928	74,871
Harris Corp.	758	84,343
Hewlett Packard Enterprises Co.	10,147	240,484
HP, Inc.	10,322	184,557
Intel Corp.	28,819	1,039,502
International Business Machines Corp.	5,232	911,100
Intuit, Inc.	1,481	171,781

See notes to schedule of investments.

Security Description	Shares	Value
Juniper Networks, Inc.	2,328	$64,788
KLA-Tencor Corp.	955	90,792
Lam Research Corp.	993	127,461
Mastercard, Inc., Class A	5,742	645,803
Microchip Technology, Inc.	1,319	97,316
Micron Technology, Inc.(a)	6,318	182,590
Microsoft Corp.	47,102	3,102,137
Motorola Solutions, Inc.	1,005	86,651
NetApp, Inc.	1,651	69,094
NVIDIA Corp.	3,590	391,059
Oracle Corp.	18,268	814,935
Paychex, Inc.	1,947	114,678
PayPal Holdings, Inc.(a)	6,846	294,515
Qorvo, Inc.(a)	771	52,860
QUALCOMM, Inc.	9,003	516,232
Red Hat, Inc.(a)	1,087	94,026
Salesforce.com, Inc.(a)	3,991	329,218
Seagate Technology PLC	1,799	82,628
Skyworks Solutions, Inc.	1,127	110,423
Symantec Corp.	3,772	115,725
Synopsys, Inc.(a)	918	66,215
TE Connectivity Ltd.	2,165	161,401
Teradata Corp.(a)	798	24,834
Texas Instruments, Inc.	6,093	490,852
The Western Union Co.	2,932	59,666
Total System Services, Inc.	1,006	53,781
VeriSign, Inc.(a)	543	47,301
Visa, Inc., Class A	11,326	1,006,543
Western Digital Corp.	1,756	144,923
Xerox Corp.	5,205	38,205
Xilinx, Inc.	1,518	87,877
Yahoo!, Inc.(a)	5,351	248,340
		27,289,709
Materials (2.7%):
Air Products & Chemicals, Inc.	1,326	179,395
Albemarle Corp.	686	72,469
Avery Dennison Corp.	545	43,927
Ball Corp.	1,067	79,235
CF Industries Holdings, Inc.	1,421	41,706
E.I. du Pont de Nemours & Co.	5,270	423,340
Eastman Chemical Co.	893	72,154
Ecolab, Inc.	1,601	200,669
FMC Corp.	815	56,716
Freeport-McMoRan, Inc.(a)	8,105	108,283
International Flavors & Fragrances, Inc.	481	63,747
International Paper Co.	2,506	127,255
LyondellBasell Industries NV, Class A	2,012	183,474
Martin Marietta Materials, Inc.	385	84,026
Monsanto Co.	2,672	302,470
Newmont Mining Corp.	3,240	106,790
Nucor Corp.	1,944	116,096
PPG Industries, Inc.	1,567	164,660
Praxair, Inc.	1,737	206,008
Sealed Air Corp.	1,180	51,424
The Dow Chemical Co.	6,804	432,327
The Mosaic Co.	2,135	62,299
The Sherwin-Williams Co.	494	153,234

See notes to schedule of investments.

Security Description	Shares	Value
Vulcan Materials Co.	807	$97,228
WestRock Co.	1,527	79,450
		3,508,382
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	542	59,902
American Tower Corp.	2,604	316,490
Apartment Investment & Management Co., Class A	957	42,443
AvalonBay Communities, Inc.	837	153,673
Boston Properties, Inc.	937	124,068
CBRE Group, Inc., Class A(a)	1,833	63,770
Crown Castle International Corp.	2,198	207,601
Digital Realty Trust, Inc.	971	103,305
Equinix, Inc.	437	174,962
Equity Residential	2,237	139,186
Essex Property Trust, Inc.	399	92,380
Extra Space Storage, Inc.	767	57,057
Federal Realty Investment Trust	440	58,740
Ggp US	3,560	82,521
HCP, Inc.	2,853	89,242
Host Hotels & Resorts, Inc.	4,506	84,082
Iron Mountain, Inc.	1,495	53,327
Kimco Realty Corp.	2,594	57,301
Mid-America Apartment Communities, Inc.	692	70,404
Prologis, Inc.	3,226	167,365
Public Storage	911	199,427
Quality Care Properties, Inc.(a)	574	10,826
Realty Income Corp.	1,652	98,344
Regency Centers Corp.	890	59,087
Simon Property Group, Inc.	1,950	335,458
SL Green Realty Corp.	613	65,358
The Macerich Co.	737	47,463
UDR, Inc.	1,629	59,068
Ventas, Inc.	2,161	140,551
Vornado Realty Trust	1,049	105,225
Welltower, Inc.	2,210	156,512
Weyerhaeuser Co.	4,566	155,153
		3,630,291
Telecommunication Services (2.4%):
AT&T, Inc.	37,434	1,555,382
CenturyLink, Inc.	3,332	78,535
Level 3 Communications, Inc.(a)	1,781	101,909
Verizon Communications, Inc.	24,846	1,211,243
		2,947,069
Utilities (3.2%):
AES Corp.	4,018	44,921
Alliant Energy Corp.	1,388	54,979
Ameren Corp.	1,479	80,739
American Electric Power Co., Inc.	2,997	201,189
American Water Works Co., Inc.	1,087	84,536
CenterPoint Energy, Inc.	2,625	72,371
CMS Energy Corp.	1,707	76,371
Consolidated Edison, Inc.	1,860	144,448
Dominion Resources, Inc.	3,828	296,938
DTE Energy Co.	1,094	111,708
Duke Energy Corp.	4,264	349,691

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Edison International	1,986	$158,105
Entergy Corp.	1,094	83,100
Eversource Energy	1,932	113,563
Exelon Corp.	5,647	203,179
FirstEnergy Corp.	2,697	85,819
NextEra Energy, Inc.	2,850	365,854
NiSource, Inc.	1,971	46,890
NRG Energy, Inc.	1,926	36,016
PG&E Corp.	3,090	205,052
Pinnacle West Capital Corp.	678	56,532
PPL Corp.	4,143	154,907
Public Service Enterprise Group, Inc.	3,086	136,864
SCANA Corp.	871	56,920
Sempra Energy	1,528	168,844
The Southern Co.	6,041	300,721
WEC Energy Group, Inc.	1,924	116,652
Xcel Energy, Inc.	3,092	137,439
		3,944,348
Total Common Stocks (Cost $47,307,973)		123,575,583

U.S. Treasury Obligations (0.1%)
U.S. Treasury Notes, 3.13%, 5/15/19	$145,000	150,517
Total U.S. Treasury Obligations (Cost $144,234)		150,517

Collateral for Securities Loaned (0.0%)(c)
Fidelity Investments Money Market Government Portfolio, Class I , 0.61%(d)	39,244	39,244
JPMorgan U.S. Government Money Market Fund, Institutional Class , 0.58%(d)	10,795	10,795
Total Collateral for Securities Loaned (Cost $50,039)		50,039

Total Investments (Cost $47,502,246) — 99.2%		123,776,139
Other assets in excess of liabilities — 0.8%		940,510
NET ASSETS - 100.00%		$124,716,649

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2017.

PLC—Public Liability Co.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures	8	6/16/17	$943,680	$(792)

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Sophus Emerging Markets VIP Series	March 31, 2017
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (95.4%)
Argentina (0.5%):
Financials (0.5%):
Grupo Supervielle SA, ADR (b)	15,426	$262,242

Bermuda (0.7%):
Financials (0.7%):
Credicorp Ltd.	2,244	366,445

Brazil (6.8%):
Consumer Discretionary (0.5%):
Cvc Brasil Operadora E Agencia de Viagens SA	28,500	262,683

Consumer Staples (1.4%):
M Dias Branco SA	9,500	387,090
Sao Martinho SA	66,100	364,277
		751,367
Energy (1.6%):
Cosan Ltd.	52,373	447,265
Petroleo Brasileiro SA, ADR (b)	42,917	415,866
		863,131
Financials (1.8%):
Banco Bradesco SA, ADR	54,249	555,510
FPC Par Corretora de Seguros SA	72,100	408,861
		964,371
Industrials (0.6%):
EcoRodovias Infraestrutura e Logistica SA	111,300	320,377

Materials (0.4%):
Vale SA, ADR	25,155	238,973
Utilities (0.5%):
Energisa SA	35,100	250,066
		3,650,968
China (22.5%):
Consumer Discretionary (1.2%):
BAIC Motor Corp. Ltd., Class H (c)	245,500	279,042
Tarena International, Inc., ADR	20,757	387,741
		666,783
Energy (1.8%):
China Petroleum & Chemical Corp., Class H	804,000	654,446
China Shenhua Energy Co. Ltd.	143,500	333,895
		988,341
Financials (7.0%):
Bank of China Ltd.	2,452,000	1,219,366
China Construction Bank Corp.	1,880,638	1,515,284
Ping An Insurance Group Co. of China Ltd.	188,000	1,053,664
		3,788,314
Industrials (1.9%):
China Communications Construction Co. Ltd.	316,000	446,060
Weichai Power Co. Ltd.	309,000	545,846
		991,906
Information Technology (9.2%):
Alibaba Group Holding Ltd., ADR (b)	17,787	1,917,972
Chinasoft International Ltd. (b)	682,000	392,647

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
NetEase, Inc., ADR	1,805	$512,620
Tencent Holdings Ltd.	74,430	2,144,348
		4,967,587
Materials (0.7%):
Anhui Conch Cement Co. Ltd.	113,000	384,328

Utilities (0.7%):
China Resources Gas Group Ltd.	106,000	375,435
		12,162,694
Colombia (0.4%):
Financials (0.4%):
Banco Davivienda SA	23,115	240,642

Cyprus (0.6%):
Industrials (0.6%):
Global Trans, Registered Shares, GDR	44,695	320,402

Greece (0.6%):
Energy (0.6%):
Motor Oil (Hellas) Corinth Refineries SA	19,988	340,984

Hong Kong (4.5%):
Consumer Discretionary (1.3%):
Galaxy Entertainment Group Ltd.	72,000	394,365
Haier Electronics Group Co. Ltd.	128,000	293,378
		687,743
Health Care (1.1%):
CSPC Pharmaceutical Group Ltd.	456,000	597,428

Materials (0.4%):
Nine Dragons Paper Holdings Ltd.	225,000	242,070

Real Estate (0.4%):
Yuexiu Property Co. Ltd.	1,226,000	208,298

Telecommunication Services (1.3%):
China Mobile Ltd.	65,758	723,193
		2,458,732
India (9.3%):
Consumer Discretionary (2.0%):
Apollo Tyres Ltd.	95,734	307,737
Exide Industries Ltd.	92,326	319,022
Tata Motors Ltd., ADR	12,419	442,737
		1,069,496
Consumer Staples (0.9%):
ITC Ltd.	118,179	510,289

Energy (0.5%):
Oil & Natural Gas Corp. Ltd.	87,909	250,495

Financials (2.8%):
Dewan Housing Finance Corp. Ltd.	39,686	224,430
HDFC Bank Ltd., ADR	5,354	402,728
Manappuram Finance Ltd.	183,143	276,835
Yes Bank Ltd.	26,510	631,865
		1,535,858

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.4%):
IRB Infrastructure Developers Ltd.	134,968	$491,297
Larsen & Toubro Ltd.	10,413	252,591
		743,888
Information Technology (0.8%):
HCL Technologies Ltd.	32,555	438,564

Materials (0.4%):
Hindustan Zinc Ltd.	47,449	211,140

Utilities (0.5%):
Power Grid Corp. of India Ltd.	87,240	265,127
		5,024,857
Indonesia (2.8%):
Energy (0.5%):
PT United Tractors TBK	137,400	273,550

Financials (1.6%):
PT Bank Rakyat Indonesia Persero TBK	569,500	554,636
PT Bank Tabungan Negara Persero TBK	1,716,500	292,479
		847,115
Telecommunication Services (0.7%):
PT Telekomunikasi Indonesia Persero TBK	1,235,900	384,245
		1,504,910
Korea, Republic Of (15.2%):
Consumer Discretionary (1.0%):
Kia Motors Corp.	7,224	239,466
Mando Corp.	1,290	299,525
		538,991
Consumer Staples (0.8%):
GS Retail Co. Ltd.	8,960	422,407

Energy (0.8%):
SK Innovation Co. Ltd.	2,956	440,543

Financials (2.3%):
KB Financial Group, Inc.	14,376	630,162
Shinhan Financial Group Co. Ltd.	14,527	605,406
		1,235,568
Industrials (1.3%):
Hyundai Engineering & Construction Co. Ltd.	8,868	392,938
Hyundai Heavy Industries Co. Ltd. (b)(d)(e)	2,170	320,130
		713,068
Information Technology (6.5%):
NAVER Corp.	432	330,393
Samsung Electronics Co. Ltd.	1,147	2,111,334
SFA Engineering Corp.	7,200	466,498
SK Hynix, Inc.	14,005	632,677
		3,540,902
Materials (1.8%):
LG Chem Ltd.	1,178	309,797
POSCO, ADR	9,911	639,259
		949,056
Telecommunication Services (0.7%):
KT Corp., ADR	21,577	363,141
		8,203,676

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Luxembourg (0.4%):
Materials (0.4%):
Ternium SA, ADR	7,866	$205,460

Malaysia (1.5%):
Consumer Discretionary (0.9%):
Genting Malaysia BHD	373,200	459,786

Financials (0.6%):
Ammb Holdings BHD	310,100	326,073
		785,859
Mexico (2.5%):
Financials (1.4%):
Grupo Financiero Banorte SAB de CV	64,600	371,805
Grupo Financiero Santander Mexico, Class B	219,900	396,817
		768,622
Materials (1.1%):
Grupo Mexico SAB de CV, Series B	99,700	299,162
Industrias Penoles Sab de CV	10,130	260,838
		560,000
		1,328,622
Netherlands (0.5%):
Telecommunication Services (0.5%):
Veon Ltd., ADR	14,444	58,931
Vimpelcom Ltd., ADR	50,895	207,652
		266,583
Peru (0.3%):
Financials (0.3%):
Credicorp Ltd.	865	141,254

Philippines (0.6%):
Consumer Discretionary (0.6%):
Bloomberry Resorts Corp. (b)	2,080,800	329,638

Russian Federation (3.7%):
Consumer Staples (0.5%):
X5 Retail Group NV, Registered Shares, GDR (b)	8,224	276,719

Energy (1.1%):
LUKOIL PJSC, ADR	7,098	376,570
Rosneft PJSC, GDR	38,755	220,778
		597,348
Financials (0.9%):
Sberbank of Russia PJSC, ADR	40,531	467,322

Industrials (1.0%):
Aeroflot - Russian Airlines PJSC (b)	177,100	530,263

Materials (0.2%):
MMC Norilsk Nickel PJSC, ADR	6,805	106,771
		1,978,423

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
South Africa (4.4%):
Consumer Discretionary (2.1%):
Naspers Ltd.	6,553	$1,130,431

Energy (0.5%):
Exxaro Resources Ltd.	29,217	256,909

Financials (1.4%):
Barclays Africa Group Ltd.	33,674	350,585
Capitec Bank Holdings Ltd.	7,700	437,624
		788,209
Materials (0.4%):
Kumba Iron Ore Ltd. (b)	13,805	208,566
		2,384,115
Taiwan (11.6%):
Consumer Discretionary (0.5%):
Gourmet Master Co. Ltd.	30,050	284,224

Consumer Staples (0.7%):
TCI Co. Ltd.	63,670	359,804

Financials (1.5%):
Chailease Holding Co. Ltd.	162,000	378,566
First Financial Holding Co. Ltd.	698,000	425,608
		804,174
Information Technology (8.1%):
Delta Electronics, Inc.	56,000	299,952
Flexium Interconnect, Inc.	135,000	469,475
Largan Precision Co. Ltd.	3,000	472,539
Pegatron Corp.	148,000	438,167
Realtek Semiconductor Corp.	122,000	436,251
Taiwan Semiconductor Manufacturing Co. Ltd.	363,259	2,278,051
		4,394,435
Materials (0.8%):
Formosa Plastics Corp.	148,000	441,374
		6,284,011
Thailand (2.9%):
Consumer Discretionary (0.5%):
MC Group Public Co. Ltd.	454,700	272,593

Energy (0.8%):
PTT PCL	40,500	456,198

Financials (0.8%):
Krung Thai Bank PCL	746,800	443,478

Materials (0.8%):
The Siam Cement PCL	26,600	418,058
		1,590,327
Turkey (2.1%):
Consumer Discretionary (0.9%):
Arcelik AS	38,715	241,728
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	106,561	252,188
		493,916
Financials (0.7%):
Turkiye Garanti Bankasi AS	162,770	397,266

Industrials (0.5%):
Tekfen Holding AS	113,742	270,921
		1,162,103

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
United Arab Emirates (0.4%):
Real Estate (0.4%):
Emaar Properties PJSC	101,237	$201,376

Uruguay (0.6%):
Consumer Discretionary (0.6%):
Arcos Dorados Holdings, Inc. (b)	41,433	333,536
Total Common Stocks (Cost $40,940,821)		51,527,859

Preferred Stocks (3.5%)
Brazil (3.5%):
Financials (2.0%):
Itau Unibanco Holding SA	89,746	1,089,533

Industrials (0.5%):
Randon SA Implementos e Participacoes (b)	170,100	263,565

Materials (0.5%):
Suzano Papel e Celulose SA, Class A	61,300	259,488

Utilities (0.5%):
Compania de Saneamento Do Parana	83,600	293,793
		1,906,379
Total Preferred Stocks (Cost $1,738,383)		1,906,379

Total Investments (Cost $42,679,204) — 98.9%		53,434,238
Other assets in excess of liabilities — 1.1%		607,362
NET ASSETS - 100.00%		$54,041,600

(a)	All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Columbia and Mexico were fair valued as of March 31, 2017.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, the fair value of these securities was $279,042 and amounted to 0.5% of net assets.

(d)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.6% of the Fund’s net assets as of March 31, 2017.
(e)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2017, illiquid securities were 0.6% of the Fund’s net assets.

ADR—American Depositary Receipt

GDR—Global Depository Receipt

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

1. Federal Tax Information:

At March 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows:

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Victory High Yield VIP Series	$38,249,283	$1,065,724	$(683,874)	$381,850
Victory INCORE Investment Quality Bond VIP Series	681,096,523	6,202,096	(12,912,441)	(6,710,345)
Victory INCORE Low Duration Bond VIP Series	273,568,755	624,519	(1,224,209)	(599,690)
Victory RS International VIP Series	164,340,353	21,205,157	(5,960,756)	15,244,401
Victory RS Large Cap Alpha VIP Series	798,312,418	176,527,704	(3,694,797)	172,832,907
Victory RS Small Cap Growth Equity VIP Series	79,130,864	25,604,383	(3,278,392)	22,325,991
Victory S&P 500 Index VIP Series	53,403,859	77,287,272	(6,914,992)	70,372,280
Victory Sophus Emerging Markets VIP Series	42,815,265	11,041,523.0	(422,550)	10,618,973

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of nine funds. The accompanying Schedules of Portfolio Investments are those of the following eight funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Class Offered
High Yield VIP Series	Class I
INCORE Investment Quality Bond VIP Series	Class I
INCORE Low Duration Bond VIP Series	Class I
RS International VIP Series	Class I
RS Large Cap Alpha VIP Series	Class I
RS Small Cap Growth Equity VIP Series	Class I
S&P 500 Index VIP Series	Class I
Sophus Emerging Markets VIP Series	Class I

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International VIP Series and the Sophus Emerging Markets VIP Series use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of March 31, 2017, based upon the three levels defined above, is disclosed in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
High Yield VIP Series
Common Stocks	$745,564	$—	$—	$—	$—	$—	$745,564	$—
Senior Secured Loans	—	—	4,888,436	—	—	—	4,888,436	—
Corporate Bonds	—	—	31,199,236	—	—	—	31,199,236	—
Collateral for Securities Loaned	1,797,897	—	—	—	—	—	1,797,897	—
Total	2,543,461	—	36,087,672	—	—	—	38,631,133	—

INCORE Investment Quality Bond VIP Series
Asset Backed Securities	—	—	25,623,430	—	—	—	25,623,430	—
Collateralized Mortgage Obligations	—	—	21,457,342	—	—	—	21,457,342	—
Residential Mortgage Backed Securities	—	—	15,876,368	—	—	—	15,876,368	—
Corporate Bonds	—	—	386,295,556	—	—	—	386,295,556	—
U.S. Government Mortgage Backed Agencies	—	—	189,717,429	—	—	—	189,717,429	—
U.S. Treasury Obligations	—	—	35,416,053	—	—	—	35,416,053	—
Futures Contracts	—	233,620	—	—	—	—	—	233,620
Credit Default Swaps	—	—	—	2,143,437	—	—	—	2,143,437
Total	—	233,620	674,386,178	2,143,437	—	—	674,386,178	2,377,057

INCORE Low Duration Bond VIP Series
Asset Backed Securities	—	—	43,360,249	—	—	—	43,360,249	—
Collateralized Mortgage Obligations	—	—	15,201,554	—	—	—	15,201,554	—
Residential Mortgage Backed Securities	—	—	17,871,268	—	—	—	17,871,268	—
Senior Secured Loans	—	—	9,845,285	—	—	—	9,845,285	—
Corporate Bonds	—	—	155,560,211	—	—	—	155,560,211	—
U.S. Government Mortgage Backed Agencies	—	—	9,544,427	—	—	—	9,544,427	—
U.S. Treasury Obligations	—	—	21,586,071	—	—	—	21,586,071	—
Futures Contracts	—	68,086	—	—	—	—	—	68,086
Credit Default Swaps	—	—	—	370,552	—	—	—	370,552
Total	$—	$68,086	$272,969,065	$370,552	$—	$—	$272,969,065	$438,638

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs			Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^
RS International VIP Series	$		$	$	$	$		$	$	$
Common Stocks	—		—	174,786,611	—	—		—	174,786,611	—
Preferred Stocks	—		—	2,350,579	—	—		—	2,350,579	—
Exchange-Traded Funds	813,469		—	—	—	—		—	813,469	—
Collateral for Securities Loaned	1,634,095		—	—	—	—		—	1,634,095	—
Total	2,447,564		—	177,137,190	—	—		—	179,584,754	—

RS Large Cap Alpha VIP Series
Common Stocks	968,651,971		—	—	—	—		—	968,651,971	—
Collateral for Securities Loaned	2,493,354		—	—	—	—		—	2,493,354	—
Total	971,145,325		—	—	—	—		—	971,145,325	—

RS Small Cap Growth Equity VIP Series
Common Stocks	100,997,415		—	—	—	—		—	100,997,415	—
Collateral for Securities Loaned	459,440		—	—	—	—		—	459,440	—
Total	101,456,855		—	—	—	—		—	101,456,855	—

S&P 500 Index VIP Series
Common Stocks	123,575,583		—	—	—	—		—	123,575,583	—
U.S. Treasury Obligations	—		—	150,517	—	—		—	150,517	—
Collateral for Securities Loaned	50,039		—	—	—	—		—	50,039	—
Futures Contracts	—		(792)	—	—	—		—	—	(792)
Total	123,625,622		(792)	150,517	—	—		—	123,776,139	(792)

Sophus Emerging Markets VIP Series
Common Stocks	12,359,127	(a)	—	38,848,602	—	320,130	(b)	—	51,527,859	—
Preferred Stocks	1,906,379		—	—	—	—		—	1,906,379	—
Total	$14,265,506		$—	$38,848,602	$—	$320,130		$—	$53,434,238	$—

^

Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	All securities categorized as Brazil, Colombia, Mexico and all ADRs.
(b)	This security is categorized as Republic of Korea.

Transfers that occurred between Level 1 and Level 2 on recognition dates of December 31, 2016 and March 31, 2017 due to application of systematic fair value procedures affecting certain portfolio holdings are as follows (in thousand):

Transfers from Level 1 to Level 2
Sophus Emerging Markets VIP Series
Common Stocks	$1,730,671
Preferred Stocks	1,612,586

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

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Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

Sophus Emerging Markets VIP Fund	Common Stocks
Balance as of December 31, 2016	$—
Realized Gain (Loss)	—
Change in Unrealized Appreciation/Depreciation	21,976
Purchases	298,154
Sales Proceeds	—
Transfer into Level 3	—
Transfer out of Level 3	—
Balance as of March 31, 2017	$320,130

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified on the Schedules of Portfolio Investments.

Loans:

Floating rate loans in which the Funds invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of the Funds’ floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See note regarding Below Investment Grade Securities.

The Funds may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
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securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

The INCORE Investment Quality Bond VIP Series may purchase or sell options to aid in hedging against equity price risk incurred in the normal course of pursuing its investment objective. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded.

The Fund had no transactions in written put and purchased call options during the quarter ended March 31, 2017.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even

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Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Credit Derivatives:

The INCORE Investment Quality Bond VIP Series and the INCORE Low Duration Bond VIP Series may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of March 31, 2017, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
INCORE Investment Quality Bond VIP Series	Asset allocation and risk exposure management
INCORE Low Duration Bond VIP Series	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank (the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received	Net Amount
High Yield VIP Series	$1,726,703	$1,726,703	$71,194
RS International VIP Series	1,452,777	1,452,777	181,318
RS Large Cap Alpha VIP Series	2,444,511	2,444,511	48,843
RS Small Cap Growth Equity VIP Series	430,211	430,211	29,229
S&P 500 Index VIP Series	47,894	47,894	2,145

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The RS International VIP Series and Sophus Emerging Markets VIP Series invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2017
(Unaudited)

experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Variable Insurance Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 25, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 25, 2017